UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
AAM/HIMCO Short Duration Fund
Class A/ASDAX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	$85	0.84%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending June 30, 2026, the AAM/HIMCO Short Duration Fund Class A produced positive performance of 3.49%, before applicable sales charges. The Bloomberg 1-3 year U.S. Government/Credit Index (“Index”) returned 3.14% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, securitized sectors and cash. The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to ABS, CMBS, bank loans, CLOs and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the Industrial and financial sub-sectors of investment grade corporates was a positive contributor
- A shorter interest rate duration position relative to the Index was a contributor given the increase in interest rates over the course of the 12-month period
TOP PERFORMANCE DETRACTORS
- The portfolio’s cash position was a drag on performance given the relative outperformance of the spread sectors
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance relative to the Index
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class A/ASDAX)[1]	0.90%	2.64%	2.49%
AAM/HIMCO Short Duration Fund (Class A/ASDAX) — excluding sales load	3.49%	3.16%	2.74%
Bloomberg 1-3 Year US Government/Credit Index	3.14%	2.12%	2.00%
Bloomberg Aggregate Bond Index*	3.79%	0.08%	1.54%
[1]	Maximum sales charge (load) of 2.50% of offering price.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$430,862,985
Total number of portfolio holdings	308
Total advisory fees paid (net)	$1,157,688
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.4%
United States Treasury Note, 4.25%, 2/28/2029	2.3%
United States Treasury Note, 4.62%, 9/15/2026	2.3%
United States Treasury Note, 4.25%, 3/15/2027	2.3%
United States Treasury Note, 4.13%, 9/30/2027	2.3%
United States Treasury Note, 4.00%, 2/29/2028	2.3%
United States Treasury Note, 4.00%, 1/31/2029	2.3%
United States Treasury Note, 4.00%, 7/31/2029	2.3%
United States Treasury Note, 3.88%, 11/30/2029	2.3%
United States Treasury Note, 3.50%, 9/30/2029	2.3%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/HIMCO Short Duration Fund - Class A

AAM/HIMCO Short Duration Fund
Class C/ASDCX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	$161	1.59%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending June 30, 2026, the AAM/HIMCO Short Duration Fund Class C produced positive performance of 2.78%, before applicable sales charges. The Bloomberg 1-3 Year U.S. Government/Credit Index (“Index”) returned 3.14% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, securitized sectors and cash. The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to ABS, CMBS, bank loans, CLOs and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the Industrial and financial sub-sectors of investment grade corporates was a positive contributor
- A shorter interest rate duration position relative to the Index was a contributor given the increase in interest rates over the course of the 12-month period
TOP PERFORMANCE DETRACTORS
- The portfolio’s cash position was a drag on performance given the relative outperformance of the spread sectors
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance relative to the Index
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class C/ASDCX)[1]	1.78%	2.38%	1.98%
AAM/HIMCO Short Duration Fund (Class C/ASDCX) — excluding sales load	2.78%	2.38%	1.98%
Bloomberg 1-3 Year US Government/Credit Index	3.14%	2.12%	2.00%
Bloomberg Aggregate Bond Index*	3.79%	0.08%	1.54%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$430,862,985
Total number of portfolio holdings	308
Total advisory fees paid (net)	$1,157,688
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.4%
United States Treasury Note, 4.25%, 2/28/2029	2.3%
United States Treasury Note, 4.62%, 9/15/2026	2.3%
United States Treasury Note, 4.25%, 3/15/2027	2.3%
United States Treasury Note, 4.13%, 9/30/2027	2.3%
United States Treasury Note, 4.00%, 2/29/2028	2.3%
United States Treasury Note, 4.00%, 1/31/2029	2.3%
United States Treasury Note, 4.00%, 7/31/2029	2.3%
United States Treasury Note, 3.88%, 11/30/2029	2.3%
United States Treasury Note, 3.50%, 9/30/2029	2.3%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/HIMCO Short Duration Fund - Class C

AAM/HIMCO Short Duration Fund
Class I/ASDIX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	$60	0.59%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending June 30, 2026, the AAM/HIMCO Short Duration Fund Class I produced positive performance of 3.84%. The Bloomberg 1-3 Year U.S. Government/Credit Index (“Index”) returned 3.14% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, securitized sectors and cash. The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to ABS, CMBS, bank loans, CLOs and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the Industrial and financial sub-sectors of investment grade corporates was a positive contributor
- A shorter interest rate duration position relative to the Index was a contributor given the increase in interest rates over the course of the 12-month period
TOP PERFORMANCE DETRACTORS
- The portfolio’s cash position was a drag on performance given the relative outperformance of the spread sectors
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance relative to the Index
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	3.84%	3.44%	3.00%
Bloomberg 1-3 Year US Government/Credit Index	3.14%	2.12%	2.00%
Bloomberg Aggregate Bond Index*	3.79%	0.08%	1.54%
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$430,862,985
Total number of portfolio holdings	308
Total advisory fees paid (net)	$1,157,688
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.4%
United States Treasury Note, 4.25%, 2/28/2029	2.3%
United States Treasury Note, 4.62%, 9/15/2026	2.3%
United States Treasury Note, 4.25%, 3/15/2027	2.3%
United States Treasury Note, 4.13%, 9/30/2027	2.3%
United States Treasury Note, 4.00%, 2/29/2028	2.3%
United States Treasury Note, 4.00%, 1/31/2029	2.3%
United States Treasury Note, 4.00%, 7/31/2029	2.3%
United States Treasury Note, 3.88%, 11/30/2029	2.3%
United States Treasury Note, 3.50%, 9/30/2029	2.3%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/HIMCO Short Duration Fund - Class I
AAM/Insight Select Income Fund
Class A/CPUAX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class A/CPUAX)	$87	0.85%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation contributed positively with overweight to high yield and emerging markets corporates and underweight to US IG industrials contributing positively.
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  Selection was strongly positive particularly within IG financials and industrials.   Corp Andina de Fomento, Bank of Nova Scotia, Avianca and Venture Global all contributed positively while Braskem, Eldorado and Argentina overweight and Panama underweight detracted somewhat from performance.
TOP PERFORMANCE DETRACTORS
- Duration and yield curve impacts were negative over the year as the portfolio periodically positioned overweight in the 5 yr part of the curve on the expectation of Fed cuts while the market priced in hikes based upon the tariffs and rising oil prices from the Iranian conflict.  The treasury curve flattened as well with the long end rising 18bps while the 5yr rose 43.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class A/CPUAX)[1]	0.98%	-0.21%	2.41%
AAM/Insight Select Income Fund (Class A/CPUAX) — excluding sales load	4.13%	0.40%	2.72%
Bloomberg Credit Bond Index	4.34%	0.38%	2.49%
Bloomberg Aggregate Bond Index	3.79%	0.08%	1.54%
[1]	Maximum sales charge (load) of 3.00% of offering price.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,132,616
Total number of portfolio holdings	491
Total advisory fees paid (net)	$481,925
Portfolio turnover rate as of the end of the reporting period	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 2/15/2046	1.0%
NVIDIA Corp., 5.55%, 6/15/2046	1.0%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.6%
MetLife, Inc., 9.25%, 4/8/2038	0.6%
General Motors Co., 5.63%, 4/15/2030	0.6%
Bank of America Corp., 5.49%, 4/23/2037	0.6%
Bank of Nova Scotia, 7.35%, 4/27/2085	0.6%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund - Class A
AAM/Insight Select Income Fund
Class C/CPUCX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class C/CPUCX)	$163	1.60%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation contributed positively with overweight to high yield and emerging markets corporates and underweight to US IG industrials contributing positively.
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  Selection was strongly positive particularly within IG financials and industrials. Corp Andina de Fomento, Bank of Nova Scotia, Avianca and Venture Global all contributed positively while Braskem, Eldorado and Argentina overweight and Panama underweight detracted somewhat from performance.
TOP PERFORMANCE DETRACTORS
- Duration and yield curve impacts were negative over the year as the portfolio periodically positioned overweight in the 5 yr part of the curve on the expectation of Fed cuts while the market priced in hikes based upon the tariffs and rising oil prices from the Iranian     conflict.  The treasury curve flattened as well with the long end rising 18bps while the 5yr rose 43.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class C/CPUCX)[1]	2.26%	-0.37%	1.95%
AAM/Insight Select Income Fund (Class C/CPUCX) — excluding sales load	3.25%	-0.37%	1.95%
Bloomberg Credit Bond Index	4.34%	0.38%	2.49%
Bloomberg Aggregate Bond Index	3.79%	0.08%	1.54%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,132,616
Total number of portfolio holdings	491
Total advisory fees paid (net)	$481,925
Portfolio turnover rate as of the end of the reporting period	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 2/15/2046	1.0%
NVIDIA Corp., 5.55%, 6/15/2046	1.0%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.6%
MetLife, Inc., 9.25%, 4/8/2038	0.6%
General Motors Co., 5.63%, 4/15/2030	0.6%
Bank of America Corp., 5.49%, 4/23/2037	0.6%
Bank of Nova Scotia, 7.35%, 4/27/2085	0.6%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund - Class C
AAM/Insight Select Income Fund
Class I/CPUIX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class I/CPUIX)	$60	0.59%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation contributed positively with overweight to high yield and emerging markets corporates and underweight to US IG industrials contributing positively.
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  Selection was strongly positive particularly within IG financials and industrials.  Corp Andina de Fomento, Bank of Nova Scotia, Avianca and Venture Global all contributed positively while Braskem, Eldorado and Argentina overweight and Panama underweight detracted somewhat from performance.
TOP PERFORMANCE DETRACTORS
-  Duration and yield curve impacts were negative over the year as the portfolio periodically positioned overweight in the 5 yr part of the curve on the expectation of Fed cuts while the market priced in hikes based upon the tariffs and rising oil prices from the Iranian conflict.  The treasury curve flattened as well with the long end rising 18bps while the 5yr rose 43.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class I/CPUIX)	4.29%	0.61%	2.97%
Bloomberg Credit Bond Index	4.34%	0.38%	2.49%
Bloomberg Aggregate Bond Index	3.79%	0.08%	1.54%
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,132,616
Total number of portfolio holdings	491
Total advisory fees paid (net)	$481,925
Portfolio turnover rate as of the end of the reporting period	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 2/15/2046	1.0%
NVIDIA Corp., 5.55%, 6/15/2046	1.0%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.6%
MetLife, Inc., 9.25%, 4/8/2038	0.6%
General Motors Co., 5.63%, 4/15/2030	0.6%
Bank of America Corp., 5.49%, 4/23/2037	0.6%
Bank of Nova Scotia, 7.35%, 4/27/2085	0.6%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
AAM/Insight Select Income Fund - Class I

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-966-9661.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	AAM/HIMCO Short Duration Fund and AAM Insight Select Income Fund	FYE 6/30/2026	FYE 6/30/2025
(a)	Audit Fees	$43,900	$42,700
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,800	$5,800
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AAM/HIMCO Short Duration Fund and AAM Insight Select Income Fund	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	AAM/HIMCO Short Duration Fund and AAM Insight Select Income Fund	FYE 6/30/2026	FYE 6/30/2025
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2026

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights
Class A	18
Class C	19
Class I	20
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	30

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026

Principal Amount		Value
	ASSET-BACKED SECURITIES — 15.7%
$2,687,000	American Express Credit Account Master Trust Series 2024-1, Class A, 5.23%, 4/15/2029[1]	$2,709,412
1	Apidos CLO Series 2012-11A, Class XR4, 4.68% (3-Month Term SOFR+100 basis points), 4/17/2034[1,2,3]	1
2,333,000	BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029[1]	2,348,286
1,200,000	Balboa Bay Loan Funding Ltd. Series 2022-1A, Class XR, 4.73% (3-Month Term SOFR+105 basis points), 4/20/2037[1,2,3]	1,200,210
1,618,766	Capital One Prime Auto Receivables Trust Series 2025-1, Class A2A, 3.88%, 1/16/2029[1]	1,616,583
1,000,000	Carmax Auto Owner Trust Series 2022-3, Class C, 4.98%, 2/15/2028[1]	1,001,605
571,000	CarMax Auto Owner Trust Series 2026-1, Class A2B, 3.96% (30-Day SOFR Average+37 basis points), 4/16/2029[1,2]	571,280
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,605
175,474	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	170,090
1,081,750	Consumer Portfolio Services Auto Trust Series 2025-D, Class A, 4.46%, 7/16/2029[1,3]	1,082,241
1,000,000	Credit Acceptance Auto Loan Trust Series 2024-2A, Class A, 5.95%, 6/15/2034[1,3]	1,006,396
744,131	Cross Mortgage Trust Series 2024-H2, Class A2, 6.42%, 4/25/2069[1,3,4]	746,518
333,333	Crown City CLO Series 2022-4A, Class X, 4.78% (3-Month Term SOFR+110 basis points), 4/20/2037[1,2,3]	333,382
	Dryden CLO Ltd.
750,000	Series 2023-105A, Class XR, 4.72% (3-Month Term SOFR+105 basis points), 4/15/2038[1,2,3]	750,028
3,600,000	Series 2024-119A, Class XR, 4.53% (3-Month Term SOFR+90 basis points), 7/15/2039[1,2,3]	3,599,991
1,865,000	ELM Trust Series 2024-ELM, Class A10, 5.99%, 6/10/2039[3,5]	1,867,106
2,000,000	Elmwood CLO 20 Ltd. Series 2022-7A, Class XR2, 4.53% (3-Month Term SOFR+90 basis points), 1/20/2039[1,2,3]	1,999,625
2,000,000	Elmwood CLO 23 Ltd. Series 2023-2A, Class XR2, 4.53% (3-Month Term SOFR+85 basis points), 7/16/2039[1,2,3]	1,999,932
	Evergreen Credit Card Trust
1,248,000	Series 2024-CRT4, Class B, 5.25%, 10/15/2028[1,3]	1,251,045
893,000	Series 2024-CRT4, Class C, 5.64%, 10/15/2028[1,3]	894,790
314,000	Series 2025-CRT5, Class C, 5.53%, 5/15/2029[1,3]	314,976
	Exeter Automobile Receivables Trust
123,352	Series 2022-1A, Class D, 3.02%, 6/15/2028[1]	123,196

1

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$344,005	Series 2022-2A, Class D, 4.56%, 7/17/2028[1]	$344,158
	GM Financial Securitized Term
1,000,000	Series 2023-2, Class B, 4.82%, 10/16/2028[1]	1,003,074
1,532,494	Series 2025-4, Class A2A, 3.88%, 12/18/2028[1]	1,529,903
2,000,000	Series 2026-1, Class A2A, 3.77%, 3/16/2029[1]	1,994,608
	GreenSky Home Improvement Trust
1,166	Series 2024-1, Class A2, 5.88%, 6/25/2059[1,3]	1,168
120,804	Series 2025-1A, Class A2, 5.12%, 3/25/2060[1,3]	121,127
149,302	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	144,353
1,000,000	Honda Auto Receivables Owner Trust Series 2026-2, Class A2B, 3.97% (30-Day SOFR Average+38 basis points), 12/15/2028[1,2]	1,000,722
	HPEFS Equipment Trust
1,000,000	Series 2025-2A, Class A2, 4.07%, 11/22/2032[1,3]	999,081
807,000	Series 2025-2A, Class C, 4.41%, 11/22/2032[1,3]	797,198
2,000,000	John Deere Owner Trust Series 2026-A, Class A2A, 3.85%, 12/15/2028[1]	1,993,002
	JP Morgan Mortgage Trust
464,151	Series 2023-HE2, Class A1, 5.31% (30-Day SOFR Average+170 basis points), 3/20/2054[1,2,3]	465,114
738,756	Series 2023-HE3, Class A1, 5.21% (30-Day SOFR Average+160 basis points), 5/20/2054[1,2,3]	740,408
1,128,804	Series 2023-HE3, Class M2, 6.11% (30-Day SOFR Average+250 basis points), 5/20/2054[1,2,3]	1,134,246
1,323,333	Series 2024-CES1, Class A1A, 5.92%, 6/25/2054[1,3,4]	1,326,224
453,149	Series 2024-HE3, Class M2, 5.61% (30-Day SOFR Average+200 basis points), 2/25/2055[1,2,3]	455,707
907,784	Series 2025-HE1, Class M2, 5.36% (30-Day SOFR Average+175 basis points), 7/20/2055[1,2,3]	909,552
1,250,000	Magnetite XXXVII Ltd. Series 2023-37A, Class XR, 4.47% (3-Month Term SOFR+80 basis points), 10/25/2038[1,2,3]	1,249,824
1,000,000	Mercedes-Benz Auto Receivables Trust Series 2026-1, Class A2B, 3.95% (30-Day SOFR Average+36 basis points), 1/16/2029[1,2]	1,000,823
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,913,272
1,200,000	Neuberger Berman CLO Ltd. Series 2017-16SA, Class XR2, 4.62% (3-Month Term SOFR+95 basis points), 4/15/2039[1,2,3]	1,200,054
4,000,000	OCP CLO Ltd. Series 2024-32A, Class XR, 4.53% (3-Month Term SOFR+90 basis points), 7/23/2039[1,2,3]	3,995,166
1,000,000	Octagon Ltd. Series 2023-2A, Class XR, 4.73% (3-Month Term SOFR+105 basis points), 4/20/2038[1,2,3]	1,000,060

2

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Palmer Square CLO Ltd. Series 2018-2A, Class XR, 4.48% (3-Month Term SOFR+85 basis points), 4/16/2037[1,2,3]	$2,000,111
790,410	RCKT Mortgage Trust Series 2025-CES1, Class A1A, 5.65%, 1/25/2045[1,3,4]	793,264
2,000,000	Regatta XVI Funding Ltd. Series 2019-2A, Class XR2, 4.52% (3-Month Term SOFR+85 basis points), 4/15/2039[1,2,3]	1,999,503
1,800,000	Regatta XXIII Funding Ltd. Series 2021-4A, Class XR, 4.52% (3-Month Term SOFR+85 basis points), 10/15/2038[1,2,3]	1,799,600
2,025,000	Regatta XXVI Funding Ltd. Series 2023-2A, Class XR, 4.52% (3-Month Term SOFR+85 basis points), 1/25/2039[1,2,3]	2,025,958
831,115	Santander Drive Auto Receivables Trust Series 2022-5, Class D, 5.67%, 12/16/2030[1]	834,786
1,166,667	Sixth Street CLO Ltd. Series 2019-13A, Class XR, 4.62% (3-Month Term SOFR+95 basis points), 1/21/2038[1,2,3]	1,166,729
1,127,513	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,115,182
1,000,000	Symphony CLO 43 Ltd. Series 2024-43A, Class X, 4.48% (3-Month Term SOFR+85 basis points), 4/15/2037[1,2,3]	999,995
1,552,405	Toyota Auto Receivables Owner Trust Series 2025-D, Class A2A, 3.89%, 8/15/2028[1]	1,550,470
1,500,000	Venture CLO Ltd. Series 2019-36A, Class A2R, 5.34% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,500,090
1,000,000	World Omni Auto Receivables Trust Series 2026-A, Class A2A, 3.71%, 4/16/2029[1]	995,595
	TOTAL ASSET-BACKED SECURITIES
	(Cost $67,990,617)	67,698,425

	BANK LOANS — 2.7%
937,101	1011778 BC ULC 5.39% (1-Month Term SOFR+175 basis points), 9/23/2030[1,2,6,7]	936,712
498,750	Advanced Drainage 5.29%, 2/12/2033	503,737
508,135	Azorra Soar 6.17%, 10/18/2029	509,616
638,000	BioMarin Pharmaceutical, Inc. 5.43% (1-Month Term SOFR+175 basis points), 4/27/2033[1,2]	638,638
715,098	CACI International, Inc. 5.42% (1-Month Term SOFR+175 basis points), 3/9/2033[1,2]	714,354
1,312,403	Charter Communications Operating LLC 7.33% (3-Month Term SOFR+200 basis points), 12/9/2030[1,2,6]	1,299,200

3

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	BANK LOANS (Continued)
$216,458	Chobani LLC 5.90% (1-Month Term SOFR+225 basis points), 10/28/2032[1,2]	$217,134
1,033,839	Genesee & Wyoming, Inc. 5.48% (3-Month Term SOFR+200 basis points), 4/10/2031[1,2,6]	1,030,737
984,848	Iron Mountain Information Management LLC 5.64% (1-Month Term SOFR+225 basis points), 1/31/2031[1,2,6]	984,602
736,822	Medline Borrower LP 5.64% (1-Month Term SOFR+175 basis points), 10/23/2030[1,2]	733,013
527,000	Oak Eagle 7.18%, 3/23/2033	528,892
160,598	Primo Brands Corp. 7.18%, 3/18/2031	161,515
1,043,787	Quikrete Holdings, Inc. 6.56% (1-Month Term SOFR+225 basis points), 2/10/2032[1,2,6]	1,044,221
490,770	Raising Cane’s Restaurants LLC 5.62% (1-Month Term SOFR+200 basis points), 11/3/2032[1,2]	489,288
401,880	Ryan Specialty LLC 5.64% (1-Month Term SOFR+225 basis points), 9/15/2031[1,2,6]	401,629
1,234,580	SBA Senior Finance LLC 6.07% (1-Month Term SOFR+200 basis points), 1/27/2031[1,2,6]	1,237,519
	TOTAL BANK LOANS
	(Cost $11,414,859)	11,430,807

	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
	Angel Oak Mortgage Trust
48,058	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,5]	47,747
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,5]	1,822,876
20,858	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,5]	20,726
78,099	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,5]	76,631
1,332,800	Series 2020-3, Class B2, 5.32%, 4/25/2065[1,3,5]	1,285,376
154,940	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,5]	150,719
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,5]	697,904
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,5]	1,245,326
	BRAVO Residential Funding Trust
23,882	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,5]	23,678
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,5]	1,132,909
	Citigroup Mortgage Loan Trust, Inc.
423,606	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	414,537
24,833	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,5]	24,562
1,002,519	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,5]	854,821
995,053	CSMC Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,5]	882,585
	Deephaven Residential Mortgage Trust
575,507	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,5]	508,839
569,894	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,5]	505,245

4

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$356,417	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,5]	$315,117
552,034	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,5]	508,114
	Ellington Financial Mortgage Trust
1,238,124	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,5]	1,226,822
52,760	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,5]	50,353
214,688	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,5]	185,845
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.75%, 6/25/2056[1,3,5]	1,237,488
	New Residential Mortgage Loan Trust
66,794	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,5]	62,943
133,589	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,5]	125,655
1,058,976	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,5]	931,382
	Residential Mortgage Loan Trust
2,073,864	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,5]	2,045,369
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,5]	803,675
45,143	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,5]	43,922
	SG Residential Mortgage Trust
850,248	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,5]	713,190
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,5]	1,302,639
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,5]	1,113,746
	Starwood Mortgage Residential Trust
538,595	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,5]	479,106
281,717	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,5]	252,469
255,552	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,5]	240,042
434,117	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,5]	391,263
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $23,717,246)	21,723,621

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.7%
408,237	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A3, 3.31%, 2/15/2050[1]	406,089
	Benchmark Mortgage Trust
1,500,000	Series 2018-B5, Class A4, 4.21%, 7/15/2051[1]	1,479,180
1,000,000	Series 2019-B12, Class A4, 2.86%, 8/15/2052[1]	950,693
1,500,000	BFLD Trust Series 2020-EYP, Class D, 6.69% (1-Month Term SOFR+307 basis points), 10/15/2035*,2,3,8	0
	BX Trust
840,000	Series 2021-LBA, Class FV, 6.39% (1-Month Term SOFR+276 basis points), 2/15/2036[2,3]	838,950
1,500,000	Series 2021-PAC, Class F, 6.14% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,493,290
986,507	Series 2026-CIP, Class A, 4.83% (1-Month Term SOFR+120 basis points), 5/15/2038[1,2,3]	988,977

5

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$700,000	Series 2024-XL5, Class C, 5.57% (1-Month Term SOFR+194 basis points), 3/15/2041[2,3]	$701,313
700,000	Series 2024-CNYN, Class C, 5.57% (1-Month Term SOFR+194 basis points), 4/15/2041[2,3]	700,875
891,550	Series 2026-LP3, Class A, 5.00% (1-Month Term SOFR+138 basis points), 4/15/2043[2,3]	894,336
1,000,000	Series 2026-PNDA, Class A, 4.92% (1-Month Term SOFR+130 basis points), 5/15/2043[2,3]	1,002,188
1,922,000	Series 2025-VOLT, Class C, 5.97% (1-Month Term SOFR+235 basis points), 12/15/2044[2,3]	1,923,803
1,000,000	Series 2026-VLT9, Class A, 5.32% (1-Month Term SOFR+170 basis points), 3/15/2045[2,3]	999,375
	CD Mortgage Trust
826,941	Series 2017-CD5, Class A3, 3.17%, 8/15/2050[1]	814,614
1,000,000	Series 2017-CD5, Class A4, 3.43%, 8/15/2050[1]	985,024
1,000,000	Series 2017-CD6, Class A5, 3.46%, 11/13/2050[1]	986,428
1,550,000	CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054[1]	1,543,442
2,000,000	Citigroup Commercial Mortgage Trust Series 2016-P6, Class A5, 3.72%, 12/10/2049[1,5]	1,984,410
813,690	CSAIL Commercial Mortgage Trust Series 2018-CX11, Class A4, 3.77%, 4/15/2051[1]	805,877
481,565	DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049[1]	480,617
	DC Commercial Mortgage Trust
1,415,000	Series 2023-DC, Class A, 6.31%, 9/12/2040[3]	1,437,531
605,000	Series 2023-DC, Class B, 6.80%, 9/12/2040[3]	610,869
	Freddie Mac Multifamily Structured Pass-Through Certificates
109,437	Series K046, Class X3, 3.51%, 4/25/2043[1,5,9]	9
1,721,882	Series K097, Class X3, 2.09%, 9/25/2046[1,5,9]	97,505
	Government National Mortgage Association
1,955,580	Series 2013-139, Class IO, 0.37%, 10/16/2054[1,5,9]	48,309
196,038	Series 2013-175, Class IO, 0.11%, 5/16/2055[1,5,9]	155
126,905	Series 2014-120, Class IO, 0.37%, 4/16/2056[1,5,9]	987
2,113,097	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,5,9]	71,683
2,620,860	Series 2017-169, Class IO, 0.52%, 1/16/2060[1,5,9]	81,690
1,902,813	Series 2018-41, Class IO, 0.56%, 5/16/2060[1,5,9]	58,894
3,242,386	Series 2018-52, Class IO, 0.59%, 7/16/2060[1,5,9]	133,836
1,036,521	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,5,9]	54,275
15,494,125	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,5,9]	444,827
	GS Mortgage Securities Trust
57,902	Series 2016-GS4, Class A3, 3.18%, 11/10/2049[1]	57,827
1,439,000	Series 2016-GS4, Class A4, 3.44%, 11/10/2049[1,5]	1,433,725
1,610,000	Series 2017-GS7, Class A4, 3.43%, 8/10/2050[1]	1,588,989
1,064,938	Series 2018-GS9, Class A3, 3.73%, 3/10/2051[1]	1,052,595

6

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$459,540	GS Mortgage-Backed Securities Trust Series 2024-HE2, Class A1, 5.13% (30-Day SOFR Average+150 basis points), 1/25/2055[1,2,3]	$460,475
1,535,755	JP Morgan Mortgage Trust Series 2024-8, Class A4A, 5.50%, 1/25/2055[1,3,5]	1,534,310
1,675,000	LCCM Mortgage Trust Series 2017-LC26, Class A4, 3.55%, 7/12/2050[1,3]	1,653,511
1,000,000	MILE Trust Series 2025-STNE, Class A, 5.12% (1-Month Term SOFR+150 basis points), 7/15/2042[2,3]	1,005,524
1,665,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049[1]	1,656,910
1,000,000	NYCT Trust Series 2024-3ELV, Class A, 5.62% (1-Month Term SOFR+199 basis points), 8/15/2029[2,3]	1,000,311
821,618	OBX Trust Series 2025-NQM1, Class A2, 5.70%, 12/25/2064[1,3,4]	821,946
1,000,000	PLYM Commercial Mortgage Trust Series 2026-IND, Class A, 4.88% (1-Month Term SOFR+125 basis points), 3/15/2043[2,3]	1,000,623
1,500,000	SMRT Series 2022-MINI, Class E, 6.33% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,497,187
	UBS Commercial Mortgage Trust
865,000	Series 2017-C2, Class A4, 3.49%, 8/15/2050[1]	854,059
1,400,000	Series 2017-C5, Class A5, 3.47%, 11/15/2050[1]	1,372,071
1,000,000	Series 2018-C10, Class A4, 4.31%, 5/15/2051[1]	985,465
1,000,000	Series 2019-C16, Class A4, 3.60%, 4/15/2052[1]	959,021
11,242,735	Series 2019-C18, Class XA, 1.09%, 12/15/2052[1,5,9]	272,659
	Wells Fargo Commercial Mortgage Trust
487,761	Series 2016-LC24, Class A4, 2.94%, 10/15/2049[1]	486,852
552,994	Series 2016-NXS6, Class A4, 2.92%, 11/15/2049[1]	552,075
1,000,000	Series 2017-C39, Class A5, 3.42%, 9/15/2050[1]	982,379
500,000	Series 2019-C50, Class A5, 3.73%, 5/15/2052[1]	482,971
1,500,000	Series 2016-LC25, Class A4, 3.64%, 12/15/2059[1]	1,494,306
	WFRBS Commercial Mortgage Trust
2,816,283	Series 2014-C21, Class XB, 0.60%, 8/15/2047[1,5,9]	6,103
6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,5,9]	23,821
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $47,212,023)	46,255,766

	CORPORATE BONDS — 30.5%
	COMMUNICATIONS — 1.1%
1,000,000	Alphabet, Inc. 4.14% (SOFR+52 basis points), 11/15/2028[2]	1,006,200
1,000,000	NBN Co., Ltd. 4.00%, 10/1/2027[1,3,7]	993,556

7

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$500,000	Netflix, Inc. 4.38%, 11/15/2026	$500,380
	NTT Finance Corp.
1,000,000	4.74%, 3/31/2028[3,7]	1,000,691
1,000,000	4.62%, 7/16/2028[3,7]	997,754
		4,498,581
	CONSUMER DISCRETIONARY — 2.4%
1,000,000	Amazon.com, Inc. 4.06% (SOFR+44 basis points), 3/13/2028[2]	1,001,241
750,000	American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028[1,3]	737,138
	General Motors Financial Co., Inc.
1,000,000	5.40%, 5/8/2027	1,007,713
1,000,000	5.35%, 7/15/2027	1,008,539
1,000,000	4.80% (SOFR Index+117 basis points), 4/4/2028[2]	1,004,698
1,000,000	5.35%, 1/7/2030[1]	1,016,368
	Hyundai Capital America
1,000,000	4.61% (SOFR+99 basis points), 3/25/2027[2,3]	1,003,030
1,000,000	4.30%, 9/24/2027[3]	996,486
1,000,000	4.25%, 1/8/2029[3]	986,936
121,000	United Airlines Holdings, Inc. 4.87%, 3/1/2029[1]	119,527
650,000	United Airlines, Inc. 4.63%, 4/15/2029[1,3]	640,930
1,000,000	Volkswagen Group of America Finance LLC 4.90%, 8/14/2026[3]	1,000,454
		10,523,060
	CONSUMER STAPLES — 0.5%
185,000	Chobani LLC 4.62%, 11/15/2028[1,3]	183,207
	Philip Morris International, Inc.
1,000,000	4.38%, 11/1/2027	999,531
1,000,000	4.28% (SOFR+66 basis points), 10/27/2028[2]	1,001,332
		2,184,070
	ENERGY — 0.9%
529,000	Buckeye Partners LP 3.95%, 12/1/2026[1]	525,664
1,000,000	Chevron USA, Inc. 4.09% (SOFR Index+47 basis points), 2/26/2028[2]	1,002,575
149,000	DCP Midstream Operating LP 5.62%, 7/15/2027[1]	150,383
303,000	EnerSys 4.38%, 12/15/2027[1,3]	300,638

8

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$1,000,000	Kinder Morgan, Inc. 5.15%, 6/1/2030[1]	$1,017,299
1,000,000	ONEOK, Inc. 4.25%, 9/24/2027[1]	996,454
		3,993,013
	FINANCIALS — 16.6%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.87%, 4/1/2028[1,7]	1,004,298
1,000,000	Avolon Holdings Funding Ltd. 4.95%, 1/15/2028[1,3,7]	1,002,515
	Bank of America Corp.
1,500,000	1.73% (SOFR+96 basis points), 7/22/2027[1,5]	1,497,638
1,000,000	4.45% (SOFR+83 basis points), 1/24/2029[1,2]	1,002,960
1,000,000	4.98% (SOFR+83 basis points), 1/24/2029[1,5]	1,005,559
1,500,000	5.82% (SOFR+157 basis points), 9/15/2029[1,5]	1,535,190
1,000,000	Bank of Montreal 4.37% (SOFR Index+75 basis points), 9/22/2028[1,2,7]	1,002,470
1,000,000	Bank of New York Mellon 4.73% (SOFR+114 basis points), 4/20/2029[1,5]	1,004,511
	Bank of Nova Scotia
1,000,000	4.38% (SOFR+76 basis points), 9/15/2028[1,2,7]	1,001,961
1,000,000	4.58% (SOFR+66 basis points), 6/5/2029[1,5,7]	997,290
	Barclays PLC
1,000,000	5.09% (SOFR+96 basis points), 2/25/2029[1,5,7]	1,005,492
1,000,000	4.22% (SOFR+93 basis points), 5/24/2030[1,5,7]	983,514
1,000,000	Capital One Financial Corp. 5.70% (SOFR+190 basis points), 2/1/2030[1,5]	1,021,069
	Citibank N.A.
1,000,000	4.55% (SOFR+60 basis points), 6/18/2029[1,5]	999,117
1,000,000	4.85% (SOFR+91 basis points), 6/18/2032[1,5]	1,000,035
	Citigroup, Inc.
1,000,000	4.79% (SOFR+87 basis points), 3/4/2029[1,5]	1,002,485
1,000,000	5.08% (SOFR+146 basis points), 5/7/2031[1,2]	1,017,402
1,500,000	Commonwealth Bank of Australia 4.25% (SOFR+63 basis points), 3/27/2029[2,3,7]	1,508,115
914,000	Danske Bank A/S 5.02% (USD 1 Year Tsy+93 basis points), 3/4/2031[1,3,5,7]	918,191
	Deutsche Bank A.G.
835,000	5.71% (SOFR+159 basis points), 2/8/2028[1,5,7]	841,027
1,000,000	5.37% (SOFR+121 basis points), 1/10/2029[1,5,7]	1,009,962
1,000,000	5.06% (SOFR+141 basis points), 4/14/2032[1,5,7]	998,281
1,000,000	Fidelity National Information Services, Inc. 4.45%, 3/10/2028	996,428
	Goldman Sachs Group, Inc.
1,000,000	4.94% (SOFR+132 basis points), 4/23/2028[1,5]	1,002,965

9

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,000,000	4.66% (SOFR+72 basis points), 6/3/2029[1,5]	$1,000,926
1,000,000	4.54% (SOFR+92 basis points), 10/21/2029[1,2]	1,003,920
1,000,000	5.73% (SOFR+126 basis points), 4/25/2030[1,5]	1,025,214
	HSBC Holdings PLC
2,000,000	4.90% (SOFR+103 basis points), 3/3/2029[1,5,7]	2,008,004
1,000,000	4.91% (SOFR+129 basis points), 3/3/2031[1,2,7]	1,011,780
	ING Groep N.V.
1,800,000	4.63% (SOFR Index+101 basis points), 3/25/2029[1,2,7]	1,811,340
1,000,000	4.86% (SOFR+101 basis points), 3/25/2029[1,5,7]	1,004,108
	JPMorgan Chase & Co.
2,000,000	4.48% (SOFR+86 basis points), 10/22/2028[1,2]	2,007,878
1,000,000	4.46% (SOFR+84 basis points), 1/22/2032[1,2]	998,510
	MassMutual Global Funding II
1,000,000	5.10%, 4/9/2027[3]	1,006,766
1,000,000	4.45%, 3/27/2028[3]	1,000,711
1,000,000	4.28% (SOFR+66 basis points), 1/22/2029[2,3]	999,260
1,000,000	Morgan Stanley 4.55% (SOFR Index+96 basis points), 4/10/2030[1,5]	994,025
	Morgan Stanley Bank N.A.
2,000,000	4.32% (SOFR+69 basis points), 10/15/2027[1,2]	2,001,224
665,000	4.97% (SOFR+93 basis points), 7/14/2028[1,5]	667,917
1,000,000	5.02% (SOFR+91 basis points), 1/12/2029[1,5]	1,006,214
1,000,000	5.17% (SOFR+145 basis points), 1/16/2030[1,5]	1,009,351
	NatWest Markets PLC
1,000,000	4.42% (SOFR+80 basis points), 11/6/2028[2,3,7]	1,001,426
1,500,000	4.65%, 3/27/2029[3,7]	1,498,347
	New York Life Global Funding
1,000,000	4.28% (SOFR+66 basis points), 7/25/2028[2,3]	1,001,184
1,000,000	4.19% (SOFR+57 basis points), 2/2/2029[2,3]	997,978
1,000,000	Northwestern Mutual Global Funding 4.49%, 3/21/2028[3]	1,001,253
1,266,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 6.05%, 8/1/2028[1,3]	1,296,126
1,000,000	PNC Financial Services Group, Inc. 4.07% (SOFR+61 basis points), 1/26/2029[1,5]	991,970
1,000,000	Pricoa Global Funding 4.40%, 8/27/2027[3]	1,000,602
500,000	Principal Life Global Funding 4.60%, 8/19/2027[3]	501,205
1,000,000	Royal Bank of Canada 4.32% (SOFR+70 basis points), 11/3/2028[1,2,7]	1,001,447
1,000,000	State Street Corp. 4.57% (SOFR+95 basis points), 4/24/2028[1,2]	1,003,504
1,000,000	Sumitomo Mitsui Financial Group, Inc. 4.38% (SOFR+76 basis points), 1/15/2029[2,7]	999,405

10

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,000,000	Sumitomo Mitsui Trust Bank Ltd. 4.37% (SOFR+75 basis points), 9/11/2028[2,3,7]	$1,004,221
	Toronto-Dominion Bank
1,000,000	4.20% (SOFR+58 basis points), 1/13/2028[2,7]	1,002,079
2,000,000	4.37% (SOFR+75 basis points), 10/13/2028[2,7]	2,006,470
	UBS A.G.
1,000,000	4.86% (SOFR+72 basis points), 1/10/2028[1,5,7]	1,002,727
1,000,000	4.43% (SOFR+81 basis points), 3/16/2029[1,2,7]	1,003,968
1,500,000	5.62% (USISSO01+134 basis points), 9/13/2030[1,3,5,7]	1,536,565
800,000	VICI Properties LP / VICI Note Co., Inc. 4.25%, 12/1/2026[1,3]	798,466
	Wells Fargo & Co.
1,000,000	4.97% (SOFR+137 basis points), 4/23/2029[1,5]	1,005,128
1,000,000	4.58% (SOFR+72 basis points), 5/20/2029[1,5]	997,739
1,000,000	4.18% (SOFR+74 basis points), 1/23/2030[1,5]	987,221
1,000,000	5.24% (SOFR+111 basis points), 1/24/2031[1,5]	1,014,217
1,000,000	Westpac Banking Corp. 4.06% (SOFR+44 basis points), 5/11/2028[2,3,7]	1,000,510
		71,569,381
	HEALTH CARE — 2.4%
1,000,000	Abbott Laboratories 4.13% (SOFR Index+50 basis points), 3/9/2029[2]	1,000,196
450,000	AbbVie, Inc. 4.11% (SOFR Index+48 basis points), 3/3/2028[2]	450,374
1,165,000	CVS Health Corp. 4.30%, 3/25/2028[1]	1,158,998
1,000,000	Eli Lilly & Co. 4.08% (SOFR Index+46 basis points), 5/20/2029[2]	1,000,557
1,000,000	GlaxoSmithKline Capital PLC 4.12% (SOFR+50 basis points), 3/12/2027[2,7]	1,001,553
1,000,000	HCA, Inc. 4.49% (SOFR+87 basis points), 3/1/2028[1,2]	1,003,747
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	509,727
1,000,000	5.00%, 5/15/2027[1,3]	999,513
200,000	Jazz Securities DAC 4.37%, 1/15/2029[1,3,7]	195,914
1,500,000	Merck & Co., Inc. 4.19% (SOFR+57 basis points), 3/15/2029[2]	1,504,380
1,000,000	Novartis Capital Corp. 4.14% (SOFR+52 basis points), 11/5/2028[2]	1,002,490
452,000	Tenet Healthcare Corp. 4.38%, 1/15/2030[1]	438,020
		10,265,469

11

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS — 1.4%
$1,000,000	BAE Systems PLC 5.12%, 3/26/2029[1,3,7]	$1,014,126
1,000,000	Caterpillar Financial Services Corp. 4.02% (SOFR+40 basis points), 1/10/2028[2]	1,000,454
1,500,000	Honeywell Aerospace, Inc. 4.26% (SOFR Index+63 basis points), 3/16/2029[2,3]	1,500,528
355,000	Mueller Water Products, Inc. 4.00%, 6/15/2029[1,3]	343,887
1,050,000	Vertiv Group Corp. 4.13%, 11/15/2028[1,3]	1,039,694
905,000	WESCO Distribution, Inc. 5.25%, 4/15/2031[1,3]	896,776
400,000	XPO, Inc. 6.25%, 6/1/2028[1,3]	403,825
		6,199,290
	MATERIALS — 1.3%
1,000,000	Amrize Finance U.S. LLC 4.60%, 4/7/2027	1,001,273
	Glencore Funding LLC
1,500,000	4.39% (SOFR Index+75 basis points), 10/1/2026[2,3]	1,501,530
1,000,000	5.34%, 4/4/2027[3]	1,006,620
	Rio Tinto Finance USA PLC
1,000,000	4.37%, 3/12/2027[7]	1,000,963
1,000,000	4.47% (SOFR Index+84 basis points), 3/14/2028[2,7]	1,006,473
		5,516,859
	TECHNOLOGY — 2.8%
1,500,000	Dell International LLC / EMC Corp. 4.75%, 4/1/2028[1]	1,504,574
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 9/25/2026	1,000,383
1,000,000	4.55%, 10/15/2029[1]	994,440
	Oracle Corp.
1,000,000	3.25%, 11/15/2027[1]	980,218
2,000,000	4.55%, 2/4/2029[1]	1,972,350
1,500,000	Salesforce, Inc. 4.65%, 3/15/2029[1]	1,499,784
1,000,000	ServiceNow, Inc. 4.25%, 5/15/2028	996,900
	Synopsys, Inc.
1,500,000	4.55%, 4/1/2027	1,502,226
1,500,000	4.65%, 4/1/2028[1]	1,501,917
		11,952,792

12

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES — 1.1%
$800,000	Consolidated Edison Co. of New York, Inc. 4.13% (SOFR Index+52 basis points), 11/18/2027[2]	$802,099
1,000,000	Georgia Power Co. 3.91% (SOFR Index+28 basis points), 9/15/2026[2]	1,000,132
	NextEra Energy Capital Holdings, Inc.
1,000,000	4.69%, 9/1/2027	1,002,417
1,000,000	4.85%, 2/4/2028	1,005,729
903,000	Public Service Enterprise Group, Inc. 4.90%, 3/15/2030[1]	910,711
		4,721,088
	TOTAL CORPORATE BONDS
	(Cost $131,035,234)	131,423,603

	MUNICIPAL BONDS — 0.2%
730,000	City of Chicago IL 5.88%, 1/1/2031	735,902
	TOTAL MUNICIPAL BONDS
	(Cost $730,000)	735,902

	U.S. GOVERNMENT AND AGENCIES — 25.4%
	United States Treasury Note
10,000,000	4.62%, 9/15/2026	10,016,960
10,000,000	4.25%, 3/15/2027	10,016,410
10,000,000	4.13%, 9/30/2027	9,998,440
10,000,000	4.00%, 2/29/2028	9,975,390
10,000,000	4.37%, 11/30/2028	10,049,220
10,000,000	4.00%, 1/31/2029	9,960,550
10,000,000	4.25%, 2/28/2029	10,024,220
10,000,000	3.25%, 6/30/2029	9,747,270
10,000,000	4.00%, 7/31/2029	9,956,640
10,000,000	3.50%, 9/30/2029	9,801,170
10,000,000	3.88%, 11/30/2029	9,908,200
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $109,651,416)	109,454,470

13

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 9.6%
41,316,717	Goldman Sachs Financial Square Government Fund - Institutional Class 3.47%[10]	$41,316,717
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $41,316,717)	41,316,717
	TOTAL INVESTMENTS — 99.8%
	(Cost $433,068,112)	430,039,311
	Other Assets in Excess of Liabilities — 0.2%	823,674
	TOTAL NET ASSETS — 100.0%	$430,862,985

ULC – Unlimited Liability Corporation

LLC – Limited Liability Company

LP – Limited Partnership

IO – Interest Only

PLC – Public Limited Company

*	Non-income producing security.
[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $126,696,338, which represents 29.4% of total net assets of the Fund.
[4]	Step rate security.
[5]	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
[6]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Security is in default.
[9]	Interest-only security.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

14

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2026

Assets:
Investments, at value (cost $433,068,112)	$430,039,311
Cash	3,356
Receivables:
Investment securities sold	8,073
Fund shares sold	84,377
Dividends and interest	3,421,877
Prepaid expenses	36,031
Total assets	433,593,025

Liabilities:
Payables:
Investment securities purchased	1,878,045
Fund shares redeemed	447,509
Advisory fees	115,184
Shareholder servicing fees (Note 7)	81,827
Distribution fees - Class A & C (Note 8)	14,769
Fund accounting and administration fees	74,157
Transfer agent fees and expenses	19,518
Custody fees	6,775
Trustees’ deferred compensation (Note 3)	38,766
Auditing fees	26,075
Trustees’ fees and expenses	6,340
Chief Compliance Officer fees	4,314
Accrued other expenses	16,761
Total liabilities	2,730,040
Commitments and contingencies (Note 3)
Net Assets	$430,862,985

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$436,690,147
Total distributable earnings (accumulated deficit)	(5,827,162)
Net Assets	$430,862,985

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$68,199,103
Number of shares issued and outstanding	6,758,762
Net asset value per share[1]	$10.09
Maximum sales charge (2.50% of offering price)[2]	0.26
Maximum offering price to public	$10.35

Class C Shares:
Net assets applicable to shares outstanding	$951,281
Number of shares issued and outstanding	94,546
Net asset value per share[3]	$10.06

Class I Shares:
Net assets applicable to shares outstanding	$361,712,601
Number of shares issued and outstanding	35,786,017
Net asset value per share	$10.11

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

15

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2026

Investment income:
Interest	$17,857,404
Total investment income	17,857,404

Expenses:
Advisory fees	1,473,304
Shareholder servicing fees (Note 7)	369,369
Distribution fees - Class A (Note 8)	124,982
Distribution fees - Class C (Note 8)	13,137
Fund accounting and administration fees	405,235
Transfer agent fees and expenses	75,269
Custody fees	44,429
Registration fees	60,372
Shareholder reporting fees	41,453
Legal fees	36,767
Trustees’ fees and expenses	28,920
Auditing fees	26,472
Chief Compliance Officer fees	24,822
Miscellaneous	8,784
Insurance fees	8,333
Total expenses	2,741,648
Advisory fees recovered (waived)	(315,616)
Net expenses	2,426,032
Net investment income (loss)	15,431,372

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(123,452)
Total net realized gain (loss) on:	(123,452)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,399,613)
Net change in unrealized appreciation (depreciation)	(1,399,613)
Net realized and unrealized gain (loss)	(1,523,065)

Net Increase (Decrease) in Net Assets from Operations	$13,908,307

See accompanying Notes to Financial Statements.

16

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$15,431,372	$14,187,742
Net realized gain (loss) on investments	(123,452)	(171,255)
Net change in unrealized appreciation (depreciation) on investments	(1,399,613)	6,581,319
Net increase (decrease) in net assets resulting from operations	13,908,307	20,597,806

Distributions to Shareholders:
Distributions:
Class A	(1,778,628)	(1,335,880)
Class C	(39,548)	(63,476)
Class I	(13,192,225)	(13,240,274)
Total distributions to shareholders	(15,010,401)	(14,639,630)

Capital Transactions:
Net proceeds from shares sold:
Class A	47,500,986	10,173,316
Class C	20,009	20,000
Class I	143,470,728	154,709,361
Reinvestment of distributions:
Class A	1,660,386	1,137,982
Class C	36,736	58,394
Class I	13,142,361	13,196,203
Cost of shares redeemed:
Class A1	(13,057,676)	(13,015,886)
Class C	(774,676)	(483,086)
Class I2	(109,142,792)	(176,900,884)
Net increase (decrease) in net assets from capital transactions	82,856,062	(11,104,600)
Total increase (decrease) in net assets	81,753,968	(5,146,424)

Net Assets:
Beginning of period	349,109,017	354,255,441
End of period	$430,862,985	$349,109,017
Capital Share Transactions:
Shares sold:
Class A	4,687,686	1,015,746
Class C	1,987	1,998
Class I	14,166,875	15,421,877
Shares reinvested:
Class A	164,486	113,755
Class C	3,647	5,853
Class I	1,299,881	1,317,607
Shares redeemed:
Class A	(1,291,511)	(1,297,286)
Class C	(76,820)	(48,317)
Class I	(10,774,763)	(17,620,137)
Net increase (decrease) in capital share transactions	8,181,468	(1,088,904)

[1]	Net of redemption fee proceeds of $25 and $(10), respectively.
[2]	Net of redemption fee proceeds of $91 and $111, respectively.

See accompanying Notes to Financial Statements.

17

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.12	$9.95	$9.81	$9.76	$10.10
Income from Investment Operations:
Net investment income (loss) [1]	0.38	0.39	0.41	0.30	0.08
Net realized and unrealized gain (loss)	(0.03)	0.18	0.15	0.04	(0.35)
Total from investment operations	0.35	0.57	0.56	0.34	(0.27)

Less Distributions:
From net investment income	(0.38)	(0.40)	(0.42)	(0.29)	(0.07)
Total distributions	(0.38)	(0.40)	(0.42)	(0.29)	(0.07)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.09	$10.12	$9.95	$9.81	$9.76

Total return[3]	3.49%	5.85%	5.83%	3.52%	(2.65)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$68,199	$32,358	$33,504	$45,645	$97,925

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.92%	0.93%[4]	0.88%	0.84%	0.81%
After fees waived and expenses absorbed/recovered	0.84%	0.84%[4]	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.68%	3.75%	4.12%	3.06%	0.79%
After fees waived and expenses absorbed/recovered	3.76%	3.84%	4.16%	3.06%	0.76%

Portfolio turnover rate	30%	40%	33%	12%	37%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

18

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.08	$9.92	$9.78	$9.73	$10.08
Income from Investment Operations:
Net investment income (loss) [1]	0.30	0.31	0.34	0.22	- [2]
Net realized and unrealized gain (loss)	(0.02)	0.18	0.14	0.04	(0.34)
Total from investment operations	0.28	0.49	0.48	0.26	(0.34)

Less Distributions:
From net investment income	(0.30)	(0.33)	(0.34)	(0.21)	(0.01)
Total distributions	(0.30)	(0.33)	(0.34)	(0.21)	(0.01)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	-

Net asset value, end of period	$10.06	$10.08	$9.92	$9.78	$9.73

Total return[3]	2.78%	5.00%	5.04%	2.75%	(3.42)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$951	$1,671	$2,046	$3,258	$4,514

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.67%	1.68%[4]	1.63%	1.59%	1.56%
After fees waived and expenses absorbed/recovered	1.59%	1.59%[4]	1.59%	1.59%	1.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.93%	3.00%	3.37%	2.31%	0.04%
After fees waived and expenses absorbed/recovered	3.01%	3.09%	3.41%	2.31%	0.01%

Portfolio turnover rate	30%	40%	33%	12%	37%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

19

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$10.13	$9.97	$9.82	$9.78	$10.11
Income from Investment Operations:
Net investment income (loss) [1]	0.41	0.41	0.44	0.32	0.10
Net realized and unrealized gain (loss)	(0.03)	0.17	0.15	0.03	(0.33)
Total from investment operations	0.38	0.58	0.59	0.35	(0.23)

Less Distributions:
From net investment income	(0.40)	(0.42)	(0.44)	(0.31)	(0.10)
Total distributions	(0.40)	(0.42)	(0.44)	(0.31)	(0.10)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$10.11	$10.13	$9.97	$9.82	$9.78

Total return[3]	3.84%	6.00%	6.20%	3.67%	(2.30)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$361,713	$315,079	$318,705	$403,251	$444,545

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.67%	0.68%[4]	0.63%	0.59%	0.56%
After fees waived and expenses absorbed/recovered	0.59%	0.59%[4]	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.93%	4.00%	4.37%	3.31%	1.04%
After fees waived and expenses absorbed/recovered	4.01%	4.09%	4.41%	3.31%	1.01%

Portfolio turnover rate	30%	40%	33%	12%	37%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended June 30, 2025.

See accompanying Notes to Financial Statements.

20

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

21

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

22

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

23

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2035, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended June 30, 2026, the Advisor waived a portion of its advisory fees totaling $315,616. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2026, the amount of these potentially recoverable expenses was $804,439. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2027	$173,122
2028	315,701
2029	315,616
Total	$804,439

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended June 30, 2026, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended June 30, 2026, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

24

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended June 30, 2026, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2026, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$433,068,112

Gross unrealized appreciation	1,937,601
Gross unrealized depreciation	(4,966,402)

Net unrealized appreciation/(depreciation)	$(3,028,801)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,419,537
Undistributed long-term capital gains	-
Tax accumulated earnings	1,419,537

Accumulated capital and other losses	(4,179,132)
Unrealized appreciation/(depreciation) on investments	(3,028,801)
Unrealized Trustees’ deferred compensation	(38,766)
Total accumulated earnings/(deficit)	$(5,827,162)

25

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

The tax character of the distributions paid during the fiscal years ended June 30, 2026 and June 30, 2025, were as follows:

Distributions paid from:	2026	2025
Ordinary income	$15,010,401	$14,639,630
Net long-term capital gains	-	-
Total distributions paid	$15,010,401	$14,639,630

At June 30, 2026, the Fund had an accumulated capital loss carry forward as follows:

Not Subject to Expiration:
Short-term	$1,377,329
Long-term	2,801,803
Total	$4,179,132

The fund utilized $132,756 of its capital loss carryforwards during the year ended June 30, 2026. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended June 30, 2026 and the year ended June 30, 2025, the Fund received $116 and $101, respectively.

Note 6 – Investment Transactions

For the year ended June 30, 2026, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were $166,381,407 and $104,372,302, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended June 30, 2026, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to the Fund’s Class A Shares and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees for the sale and distribution of the Fund’s Class A and Class C Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the plan.

For the year ended June 30, 2026, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

26

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

27

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$67,698,425	$-	$67,698,425
Bank Loans	-	11,430,807	-	11,430,807
Collateralized Mortgage Obligations	-	21,723,621	-	21,723,621
Commercial Mortgage-Backed Securities[2]	-	46,255,766	0	46,255,766
Corporate Bonds[1]	-	131,423,603	-	131,423,603
Municipal Bonds	-	735,902	-	735,902
U.S. Government and Agencies	-	109,454,470	-	109,454,470
Short-Term Investments	41,316,717	-	-	41,316,717
Total Investments	$41,316,717	$388,722,594	$0	$430,039,311

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

[2]	The Fund held Commercial Mortgage-Backed Securities with $0 market value at the beginning and ending of period with no activity during the period.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

Asset Class	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Commercial Mortgage Backed Securities	$0	Asset Approach	Estimated Recovery Proceeds	$0	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of June 30, 2026, the Fund did not have any unfunded commitments outstanding.

28

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the AAM/HIMCO Short Duration Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the AAM/HIMCO Short Duration Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, brokers and agent banks, when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 28, 2026

30

AAM/Insight Select Income Fund

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2026

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	25
Statement of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	30
Class A	30
Class C	31
Class I	32
Notes to Financial Statements	33
Report of Independent Registered Public Accounting Firm	44
Supplemental Information	45

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES — 11.5%
224,508	AASET Series 2025-1A, Class A, 5.94%, 2/16/2050[2,3]	$227,010
	Ally Bank Auto Credit-Linked Notes
162,439	Series 2025-A, Class C, 4.84%, 6/15/2033[3,4]	162,299
235,536	Series 2025-B, Class C, 4.70%, 9/15/2033[3,4]	235,592
675,000	Antares CLO Ltd. Series 2026-1A, Class A, 5.03% (3-Month Term SOFR+135 basis points), 4/20/2039[2,3,4]	669,042
123,979	Aqua Finance Issuer Trust Series 2025-B, Class A, 4.79%, 5/17/2051[3,4]	123,000
282,000	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A, Class A, 5.12%, 8/20/2031[3,4]	284,945
217,905	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[3,4]	208,473
665,000	BlackRock Shasta CLO XIII LLC Series 2024-1A, Class A1, 5.52% (3-Month Term SOFR+185 basis points), 7/15/2036[2,3,4]	665,784
450,000	Centersquare Issuer LLC Series 2025-1A, Class A2, 5.50%, 3/26/2055[3,4]	441,806
791,664	Cerberus Loan Funding XLIX LLC Series 2024-5A, Class A, 5.02% (3-Month Term SOFR+135 basis points), 1/15/2034[2,3,4]	791,334
19,502	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[3,4]	19,546
1,000,000	Churchill MMSLF CLO-IV Ltd. Series 2024-3A, Class A, 5.26% (3-Month Term SOFR+160 basis points), 10/22/2035[2,3,4]	997,860
294,260	CLI Funding IX LLC Series 2025-1A, Class A, 5.35%, 6/20/2050[3,4]	295,169
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.77%, 11/10/2046[3,4,5]	84,584
213,840	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3,4]	196,241
	Cross Mortgage Trust
125,470	Series 2024-H2, Class A2, 6.42%, 4/25/2069[3,4,6]	125,873
229,880	Series 2025-H8, Class A1, 5.00%, 11/25/2070[3,4,5]	228,298
503,000	CyrusOne Data Centers Issuer I LLC Series 2025-1A, Class A2, 5.91%, 2/20/2050[3,4]	506,738
10,315	Daimler Trucks Retail Trust Series 2023-1, Class A3, 5.90%, 3/15/2027[4]	10,323
	DataBank Issuer
598,000	Series 2021-2A, Class A2, 2.40%, 10/25/2051[3,4]	593,301
161,000	Series 2026-1A, Class A2, 5.81%, 2/25/2056[3,4]	160,236
647,000	DataBank Issuer II LLC Series 2025-1A, Class A2, 5.18%, 9/27/2055[3,4]	635,895
180,095	DB Master Finance LLC Series 2025-1A, Class A2II, 5.17%, 8/20/2055[3,4]	176,332
	Domino's Pizza Master Issuer LLC

1

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
525,150	Series 2021-1A, Class A2I, 2.66%, 4/25/2051[3,4]	$499,245
84,000	Series 2025-1A, Class A2II, 5.22%, 7/25/2055[3,4]	83,918
	EnFin Residential Solar Receivables Trust
134,600	Series 2024-1A, Class A, 6.65%, 2/20/2055[3,4]	119,502
182,144	Series 2024-2A, Class A, 5.98%, 9/20/2055[3,4]	161,460
1,040,605	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 5.49% (3-Month Term SOFR+181 basis points), 10/15/2033[2,3,4]	1,041,569
295,000	FTAI MRE Cayman Ltd. Series 2026-1A, Class A, 5.63%, 6/15/2051[2,3]	295,512
500,000	GGAM Master Trust International Ltd. Series 2026-1A, Class A, 5.86%, 9/30/2060[2,3]	499,358
250,000	Golub Capital Partners CLO Ltd. Series 2020-47A, Class CR, 6.06% (3-Month Term SOFR+240 basis points), 8/5/2037[2,3,4]	246,680
27,497	Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038[3,4]	27,802
	Huntington Bank Auto Credit-Linked Notes
103,720	Series 2024-2, Class B1, 5.44%, 10/20/2032[3,4]	104,296
164,139	Series 2025-1, Class B, 4.96%, 3/21/2033[3,4]	164,196
550,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class AR, 4.98% (3-Month Term SOFR+131 basis points), 7/15/2038[2,3,4]	551,027
169,438	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[3,4]	161,495
473,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class BRR, 5.68% (3-Month Term SOFR+200 basis points), 4/20/2037[2,3,4]	468,552
	Jersey Mike's Funding LLC
157,012	Series 2024-1A, Class A2, 5.64%, 2/15/2055[3,4]	158,539
132,002	Series 2025-1A, Class A2, 5.61%, 8/16/2055[3,4]	133,845
155,773	JP Morgan Mortgage Trust Series Series 2024-CES1, Class A2, 6.15%, 6/25/2054[3,4,6]	156,474
600,844	LCM Ltd. Series 37A, Class A1R, 4.73% (3-Month Term SOFR+106 basis points), 4/15/2034[2,3,4]	600,748
651,000	Lmdv Issuer Co. LLC Series 2025-1A, Class A2, 5.31%, 12/15/2055[3,4]	650,490
600,000	MCF CLO IX Ltd. Series 2019-1A, Class AR3, 5.26% (3-Month Term SOFR+162 basis points), 4/17/2039[2,3,4]	600,839
	MetroNet Infrastructure Issuer LLC
193,893	Series 2025-2A, Class A2, 5.40%, 8/20/2055[3,4]	194,286
97,249	Series 2025-4A, Class A2, 5.16%, 12/20/2055[3,4]	96,799
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 5.20% (1-Month Term SOFR+157 basis points), 10/16/2036[2,3,4]	910,500

2

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
448,000	Series 2022-FL8, Class C, 5.84% (1-Month Term SOFR+220 basis points), 2/19/2037[2,3,4]	$446,704
700,000	Monroe Capital MML CLO XV LLC Series 2023-1A, Class AR, 4.94% (3-Month Term SOFR+127 basis points), 9/23/2035[2,3,4]	696,956
49,169	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[3,4]	44,972
363,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[3,4]	297,659
68,966	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[3,4,5]	64,754
291,126	OBX Trust Series 2025-NQM18, Class A1A, 5.06%, 9/25/2065[3,4,6]	290,138
76,947	Oscar U.S. Funding XVI LLC Series 2024-1A, Class A3, 5.54%, 2/10/2028[3,4]	77,036
371,429	PFP Ltd. Series 2026-14, Class A, 4.97% (1-Month Term SOFR+132 basis points), 12/18/2043[2,3,4]	371,426
229,698	PK Alift Loan Funding 7 LP Series 2025-2, Class A, 4.75%, 3/15/2043[3,4]	228,540
117,710	RCKT Mortgage Trust Series 2024-CES2, Class A2, 6.39%, 4/25/2044[3,4,5]	118,366
1,000,000	Regatta XXII Funding Ltd. Series 2022-2A, Class A1R2, 4.93% (3-Month Term SOFR+126 basis points), 1/15/2039[2,3,4]	1,001,258
	Retained Vantage Data Centers Issuer LLC
582,000	Series 2024-1A, Class A2, 4.99%, 9/15/2049[3,4]	570,593
103,000	Series 2025-1A, Class A2A, 5.09%, 8/15/2050[3,4]	100,544
169,580	Santander Bank Auto Credit-Linked Notes Series Series 2024-B, Class C, 5.14%, 1/18/2033[3,4]	169,998
896,490	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[3,4]	852,197
233,586	Slam Ltd. Series 2025-1A, Class A, 5.81%, 5/15/2050[3]	235,079
145,904	SMB Private Education Loan Trust Series 2019-B, Class A2B, 4.74% (1-Month Term SOFR+111 basis points), 6/15/2037[2,3,4]	145,923
381,203	Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII Series 2026-1A, Class A1, 5.22%, 6/20/2056[3,4]	382,713
421,812	Summit Issuer LLC Series 2025-1A, Class A2, 5.21%, 11/20/2055[3,4]	420,176
394,848	Taco Bell Funding LLC Series 2025-1A, Class A2II, 5.05%, 8/25/2055[3,4]	387,853
323,999	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[3,4]	294,128
276,806	TIF Funding III LLC Series 2024-1A, Class A, 5.48%, 4/20/2049[3,4]	276,995

3

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
171,555	U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class B1, 4.82%, 9/25/2032[3,4]	$169,789
950,000	Voya CLO Ltd. Series 2019-1A, Class A1RR, 5.04% (3-Month Term SOFR+137 basis points), 10/15/2037[2,3,4]	951,719
521,602	Willis Engine Structured Trust Series 2021-A, Class A, 3.10%, 5/15/2046[3,4]	489,326
704,980	Zayo Issuer LLC Series 2025-2A, Class A2, 5.95%, 6/20/2055[3,4]	714,139
	TOTAL ASSET-BACKED SECURITIES
	(Cost $25,884,813)	25,565,794

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
960,000	BANK5 Series 2024-5YR12, Class A2, 5.42%, 12/15/2057[4]	974,261
112,565	BRAVO Residential Funding Trust Series Series 2025-NQM8, Class A1, 5.08%, 6/25/2065[3,4,6]	112,210
361,611	BX Commercial Mortgage Trust Series 2024-AIR2, Class A, 5.12% (1-Month Term SOFR+149 basis points), 10/15/2041[2,3]	362,741
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 4.84% (1-Month Term SOFR+122 basis points), 8/15/2036[2,3]	143,919
72,676	COLT Mortgage Loan Trust Series 2023-3, Class A2, 7.43%, 9/25/2068[3,4,6]	72,746
665,000	Eldridge MMPC CLO Ltd. Series 2026-1A, Class A1R, 5.02% (3-Month Term SOFR+140 basis points), 1/15/2037[2,3,4]	665,091
138,000	Hudson Yards Mortgage Trust Series 2025-SPRL, Class C, 6.15%, 1/13/2040[3,5]	140,831
749,574	MAPS Trust Series 2026-1A, Class A, 5.20%, 1/15/2051[3,4]	737,308
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $3,229,914)	3,209,107

	CORPORATE BONDS — 83.0%
	COMMUNICATIONS — 6.1%
	Alphabet, Inc.
642,000	5.35%, 11/15/2045[4]	624,941
105,000	5.25%, 5/15/2055[4]	98,552
424,000	5.65%, 2/15/2056[4]	420,128
	AT&T, Inc.
750,000	4.75%, 5/15/2046[4]	633,367
1,500,000	3.55%, 9/15/2055[4]	970,504
466,000	6.30%, 10/30/2066[4]	464,750
478,000	Beacon Point DC LLC 6.13%, 11/30/2042[3,4]	483,019

4

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
	Charter Communications Operating LLC / Charter Communications Operating Capital
811,000	3.90%, 6/1/2052[4]	$518,881
775,000	6.83%, 10/23/2055[4]	724,319
1,045,000	Comcast Corp. 3.45%, 2/1/2050[4]	676,227
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2,3]	610,816
34,000	ELK Grove Village Property LLC 7.50%, 6/15/2031[3,4]	34,276
200,000	Iliad Holding SASU 8.50%, 4/15/2031[3,4,7]	211,889
316,000	Match Group Holdings II LLC 6.12%, 9/15/2033[3,4]	312,289
	Meta Platforms, Inc.
457,000	5.50%, 11/15/2045[4]	425,580
335,000	4.45%, 8/15/2052[4]	259,592
556,000	5.40%, 8/15/2054[4]	493,073
603,000	5.63%, 11/15/2055[4]	548,694
244,000	6.30%, 5/15/2056[4]	243,859
595,000	NBN Co., Ltd. 4.25%, 10/1/2029[3,4,7]	589,252
530,000	Prosus N.V. 4.99%, 1/19/2052[3,4,7]	423,779
560,000	QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC 5.70%, 4/15/2036[3,4]	532,900
772,000	Space Exploration Technologies Corp. 6.65%, 7/15/2056[3,4]	747,583
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	485,549
	Verizon Communications, Inc.
840,000	5.75%, 11/30/2045[4]	819,513
664,000	3.55%, 3/22/2051[4]	463,216
144,000	5.88%, 11/30/2055[4]	140,110
143,000	6.20% (USD 5 Year Tsy+204 basis points), 5/14/2056[4,8]	144,569
600,000	Ziggo Bond Co. B.V. 5.13%, 2/28/2030[3,4,7]	526,576
		13,627,803
	CONSUMER DISCRETIONARY — 9.0%
155,000	Air Canada 3.88%, 8/15/2026[3,4,7]	154,796
100,553	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[3,7]	101,218
	Amazon.com, Inc.
861,000	5.45%, 11/20/2055[4]	817,240

5

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
146,000	5.80%, 3/13/2056[4]	$145,447
644,000	5.55%, 11/20/2065[4]	604,648
303,000	American Airlines 2025-1 Class A Pass-Through Trust 4.90%, 11/11/2039	295,325
	American Airlines Class AA Pass-Through Trust
152,090	3.65%, 8/15/2030	148,645
236,448	3.35%, 4/15/2031	227,535
299,444	3.15%, 8/15/2033	280,977
161,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029[3,7]	161,320
130,000	American Axle & Manufacturing, Inc. 6.37%, 10/15/2032[3,4]	129,543
425,000	Asbury Automotive Group, Inc. 5.00%, 2/15/2032[3,4]	405,849
650,000	Avianca Midco 2 PLC 9.62%, 2/14/2030[3,4,7]	644,023
415,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, 1/15/2030[3,4]	427,450
162,000	Beazer Homes USA, Inc. 8.00%, 1/15/2032[3,4]	162,258
	Carnival Corp.
365,000	5.75%, 8/1/2032[3,4,7]	368,425
121,000	6.12%, 2/15/2033[3,4,7]	122,414
	ERAC USA Finance LLC
377,000	5.20%, 10/30/2034[3,4]	379,378
750,000	7.00%, 10/15/2037[2,3]	853,329
	Ford Motor Credit Co. LLC
735,000	5.80%, 3/8/2029[4]	741,705
550,000	7.12%, 11/7/2033[4]	585,925
1,360,000	General Motors Co. 5.63%, 4/15/2030[4]	1,394,257
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[4]	760,925
1,213,000	2.35%, 1/8/2031[4]	1,085,659
674,000	Goodyear Tire & Rubber Co. 8.87%, 7/15/2032[4]	679,348
805,000	Home Depot, Inc. 5.30%, 6/25/2054[4]	764,594
930,000	International Game Technology PLC 5.25%, 1/15/2029[3,4,7]	926,844
687,000	Las Vegas Sands Corp. 6.20%, 8/15/2034[4]	708,166
270,000	Light & Wonder International, Inc. 6.25%, 10/1/2033[3,4]	268,537
525,000	Lithia Motors, Inc. 5.50%, 10/1/2030[3,4]	519,367

6

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
1,033,000	Lowe's Cos., Inc. 4.50%, 10/15/2032[4]	$1,012,654
165,000	Macy's Retail Holdings LLC 7.37%, 8/1/2033[3,4]	173,236
402,000	Marriott International, Inc. 5.10%, 5/1/2038[4]	388,419
	NCL Corp. Ltd.
584,000	6.25%, 3/1/2030[3,4,7]	582,522
273,000	5.88%, 1/15/2031[3,4,7]	264,968
151,000	O'Reilly Automotive, Inc. 5.10%, 3/12/2036[4]	149,850
500,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.38%, 8/31/2027[3,4]	489,958
283,000	Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036[4,7]	281,219
	United Airlines Class A Pass-Through Trust
72,810	5.87%, 4/15/2029	73,678
141,148	5.80%, 7/15/2037	146,659
	United Airlines Class AA Pass-Through Trust
128,380	4.15%, 2/25/2033	124,655
429,854	2.70%, 11/1/2033	391,928
273,000	United Airlines, Inc. 4.63%, 4/15/2029[3,4]	269,191
355,000	Volkswagen Group of America Finance LLC 6.45%, 11/16/2030[3,4]	373,925
400,000	Wynn Macau Ltd. 5.63%, 8/26/2028[3,4,7]	397,660
		19,985,669
	CONSUMER STAPLES — 5.8%
1,112,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 5.75%, 3/31/2034[3,4]	1,058,866
152,000	Altria Group, Inc. 5.95%, 2/14/2049[4]	149,871
635,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046[4]	578,499
	BAT Capital Corp.
400,000	7.08%, 8/2/2043[4]	446,876
306,000	5.65%, 3/16/2052[4]	289,752
	Bimbo Bakeries USA, Inc.
376,000	6.40%, 1/15/2034[3,4]	401,517
352,000	4.00%, 5/17/2051[3,4]	268,044
1,085,000	Bunge Ltd. Finance Corp. 5.15%, 3/19/2036[4]	1,079,393
200,000	Diageo Investment Corp. 5.62%, 4/15/2035[4]	207,114

7

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
515,000	Froneri Lux FinCo SARL 6.00%, 8/1/2032[3,4,7]	$505,028
179,000	HCA, Inc. 5.60%, 4/1/2034[4]	182,993
1,112,000	Imperial Brands Finance PLC 5.50%, 7/7/2036[3,4,7]	1,106,985
133,000	Industrial F&B Investments III, Inc. 7.75%, 2/11/2033[3,4]	135,521
574,000	J M Smucker Co. 6.50%, 11/15/2053[4]	627,977
675,000	J&F LUXEMBOURG FINANCE SARL 8.50%, 12/1/2032[3,4,7]	676,688
815,000	JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.50%, 1/15/2036[4,7]	814,926
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[4,7]	190,976
193,000	Kraft Heinz Foods Co. 4.38%, 6/1/2046[4]	154,962
151,000	Kroger Co. 5.50%, 9/15/2054[4]	142,231
	Maple Parent Holdings Corp.
242,000	4.75%, 3/26/2029[3,4]	241,970
221,000	5.70%, 3/26/2036[3,4]	224,141
229,000	MARB BondCo PLC 3.95%, 1/29/2031[3,4,7]	200,677
	Mars, Inc.
855,000	5.20%, 3/1/2035[3,4]	859,661
557,000	5.65%, 5/1/2045[3,4]	555,443
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[3,4]	598,560
730,000	Philip Morris International, Inc. 4.25%, 11/10/2044	615,764
535,000	Post Holdings, Inc. 6.37%, 3/1/2033[3,4]	530,939
		12,845,374
	ENERGY — 8.6%
884,000	BP Capital Markets PLC 6.13% (USD 5 Year Tsy+192 basis points)[4,7,8,9]	899,740
	Cheniere Energy Partners LP
235,000	5.55%, 10/30/2035[4]	239,085
277,000	6.05%, 11/30/2056[3,4]	280,958
722,000	Cheniere Energy, Inc. 5.20%, 7/30/2036[3,4]	713,036
1,162,000	CITGO Petroleum Corp. 8.37%, 1/15/2029[3,4]	1,195,485

8

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
442,000	Columbia Pipelines Holding Co. LLC 5.00%, 11/17/2032[3,4]	$437,548
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[3,4]	98,260
424,000	CVR Energy, Inc. 7.87%, 2/15/2034[3,4]	419,382
604,000	Devon Energy Corp. 5.40%, 2/15/2035[3,4]	608,991
	Enbridge, Inc.
150,000	6.70%, 11/15/2053[4,7]	165,546
480,000	7.37% (USD 5 Year Tsy+312 basis points), 3/15/2055[4,7,8]	504,945
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[4,7,10]	180,224
	Energy Transfer LP
275,000	5.40%, 10/1/2047[4]	250,321
500,000	6.25%, 4/15/2049[4]	500,598
241,000	Eni S.p.A. 5.95%, 5/15/2054[3,4,7]	239,360
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	522,170
366,000	3.30%, 2/15/2053[4]	246,108
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[4,10]	125,568
1,000,000	Exxon Mobil Corp 1.41%, 6/26/2039[4]	851,011
	Global Partners LP / GLP Finance Corp.
68,000	6.87%, 1/15/2029[4]	68,600
518,000	8.25%, 1/15/2032[3,4]	542,515
170,000	7.12%, 7/1/2033[3,4]	172,039
130,000	Hess Midstream Operations LP 5.13%, 6/15/2028[3,4]	129,640
	Howard Midstream Energy Partners LLC
59,000	7.37%, 7/15/2032[3,4]	61,108
149,000	6.63%, 1/15/2034[3,4]	150,271
540,000	Ithaca Energy North Sea PLC 8.12%, 10/15/2029[3,4,7]	558,753
420,000	Medco Cypress Tree Pte Ltd. 8.62%, 5/19/2030[3,4,7]	437,837
983,000	MPLX LP 4.90%, 4/15/2058[4]	815,364
793,000	Murphy Oil USA, Inc. 5.88%, 6/1/2034[3,4]	795,532
737,000	NGPL PipeCo LLC 7.77%, 12/15/2037[2,3]	855,509
210,000	Parex Resources, Inc. 8.50%, 5/11/2031[3,4,7]	213,338
86,000	Patterson-UTI Energy, Inc. 6.05%, 5/15/2036[4]	85,850

9

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
400,000	Petroleos del Peru S.A. 4.75%, 6/19/2032[3,7]	$340,288
238,000	Phillips 66 4.88%, 11/15/2044[4]	212,661
153,000	Plains All American Pipeline LP / PAA Finance Corp. 4.70%, 1/15/2031[4]	151,785
200,000	Repsol E&P Capital Markets U.S. LLC 5.98%, 9/16/2035[3,4]	203,621
617,000	Rio Grande LNG LLC 5.75%, 6/30/2036[3,4]	615,844
525,000	SM Energy Co. 8.75%, 7/1/2031[3,4]	548,409
234,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034[4]	233,471
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[4]	815,648
	TotalEnergies Capital S.A.
277,000	5.49%, 4/5/2054[4,7]	268,672
635,000	5.43%, 9/10/2064[4,7]	597,588
736,000	TransCanada PipeLines Ltd. 7.00% (USD 5 Year Tsy+262 basis points), 6/1/2065[4,7,8]	761,871
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[4]	709,550
322,000	YPF S.A. 8.25%, 1/17/2034[3,4,7]	336,503
		19,160,603
	FINANCIALS — 24.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
669,000	3.30%, 1/30/2032[4,7]	612,049
150,000	6.95% (USD 5 Year Tsy+272 basis points), 3/10/2055[4,7,8]	155,359
175,000	6.50% (USD 5 Year Tsy+244 basis points), 1/31/2056[4,7,8]	177,260
156,000	Aircastle Ltd. / Aircastle Ireland DAC 5.75%, 10/1/2031[3,4,7]	159,673
200,000	Allianz S.E. 3.20% (USD 5 Year Tsy+216 basis points)[3,4,7,8,9,11]	191,703
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[4,10]	179,803
446,000	Ally Financial, Inc. 7.10% (USD 5 Year Tsy+315 basis points)[4,8,9]	452,042
	Apollo Debt Solutions BDC
529,000	5.20%, 12/8/2028[3,4]	520,982
133,000	5.70%, 1/23/2031[3,4]	130,292
1,225,000	Athene Global Funding 5.54%, 8/22/2035[2,3]	1,207,443
400,000	Banco Santander S.A. 5.59%, 8/8/2028[7]	407,096

10

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Bank of America Corp.
1,895,000	2.97% (SOFR+133 basis points), 2/4/2033[4,10]	$1,712,042
965,000	5.87% (SOFR+184 basis points), 9/15/2034[4,10]	1,010,025
799,000	5.74% (SOFR+170 basis points), 2/12/2036[4,10]	816,346
1,303,000	5.49% (SOFR+157 basis points), 4/23/2037[4,10]	1,299,525
200,000	5.88%, 2/7/2042	208,079
599,000	Bank of Montreal 7.30% (USD 5 Year Tsy+301 basis points), 11/26/2084[4,7,8]	626,415
1,250,000	Bank of Nova Scotia 7.35% (USD 5 Year Tsy+290 basis points), 4/27/2085[4,7,8]	1,295,073
354,000	Barclays PLC 5.86% (SOFR+183 basis points), 8/11/2046[4,7,10]	354,736
853,000	Blackstone Private Credit Fund 5.35%, 3/12/2031[4]	820,711
781,000	Blackstone Secured Lending Fund 5.90%, 5/21/2031[4]	769,934
115,000	Brown & Brown, Inc. 5.55%, 6/23/2035[4]	115,023
493,000	Canadian Imperial Bank of Commerce 6.50% (USD 5 Year Tsy+273 basis points), 7/28/2086[4,7,8]	494,123
	Capital One Financial Corp.
600,000	7.62% (SOFR+307 basis points), 10/30/2031[4,10]	658,490
1,077,000	5.20% (SOFR+163 basis points), 9/11/2036[4,10]	1,050,056
	Citigroup, Inc.
779,000	5.45% (SOFR+145 basis points), 6/11/2035[4,10]	793,322
672,000	6.75% (USD 5 Year Tsy+257 basis points)[4,8,9]	681,633
	Citizens Financial Group, Inc.
103,000	5.84% (SOFR+201 basis points), 1/23/2030[4,10]	105,606
798,000	6.64% (SOFR+232 basis points), 4/25/2035[4,10]	860,138
	Corebridge Financial, Inc.
31,000	5.75%, 1/15/2034[4]	31,883
328,000	6.37% (USD 5 Year Tsy+265 basis points), 9/15/2054[4,8]	325,717
429,000	6.87% (USD 5 Year Tsy+318 basis points)[4,8,9]	446,425
694,000	Cousins Properties LP 5.38%, 2/15/2032[4]	704,522
715,000	CubeSmart LP 5.13%, 11/1/2035[4]	708,657
265,000	Extra Space Storage LP 2.35%, 3/15/2032[4]	231,062
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[3,4,10]	893,797
687,000	Fidelity National Information Services, Inc. 4.80%, 3/10/2031[4]	679,870
172,000	FTAI Aviation Investors LLC 5.88%, 4/15/2033[3,4]	171,841
	Global Payments, Inc.

11

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
450,000	5.40%, 8/15/2032[4]	$448,657
264,000	5.55%, 11/15/2035[4]	256,311
338,000	Goldman Sachs BDC, Inc. 5.10%, 1/28/2029[4]	330,241
	Goldman Sachs Group, Inc.
790,000	5.68% (3-Month Term SOFR+201 basis points), 10/28/2027[2,4]	793,926
1,640,000	1.99% (SOFR+109 basis points), 1/27/2032[4,10]	1,443,748
250,000	6.75%, 10/1/2037	273,122
391,000	5.56% (SOFR+158 basis points), 11/19/2045[4,10]	381,571
519,000	5.73% (SOFR+170 basis points), 1/28/2056[4,10]	512,729
232,000	High Street Funding Trust II 4.68%, 2/15/2048[3,4]	197,286
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[7]	226,070
549,000	7.00% (USD 5 Year Tsy+280 basis points)[4,7,8,9]	563,105
398,000	ING Groep N.V. 7.00% (SOFR Swap 5 year+359 basis points)[4,7,8,9]	409,530
543,000	Intesa Sanpaolo S.p.A. 6.01% (USD 1 Year Tsy+150 basis points), 6/29/2037[3,4,7,8]	547,593
	Iron Mountain, Inc.
325,000	6.25%, 1/15/2033[3,4]	328,145
88,000	6.25%, 1/15/2035[3,4]	88,378
	JPMorgan Chase & Co.
1,009,000	5.34% (SOFR+162 basis points), 1/23/2035[4,10]	1,025,384
307,000	5.50% (SOFR+131 basis points), 1/24/2036[4,10]	314,216
514,000	5.58% (SOFR+163 basis points), 7/23/2036[4,10]	522,036
703,000	5.19% (SOFR+130 basis points), 2/5/2037[4,10]	692,441
1,080,000	6.10% (USD 5 Year Tsy+208 basis points)[4,8,9]	1,090,760
342,000	Kilroy Realty LP 5.88%, 10/15/2035[4]	338,510
930,000	Liberty Mutual Group, Inc. 3.95%, 10/15/2050[3,4]	693,496
478,000	Lincoln National Corp. 6.80% (USD 5 Year Tsy+240 basis points), 7/15/2056[4,8]	477,429
452,000	Lloyds Banking Group PLC 5.59% (USD 1 Year Tsy+120 basis points), 11/26/2035[4,7,8]	461,930
210,000	Lseg U.S. Fin Corp. 5.25%, 3/23/2036[3,4]	209,415
401,000	M&T Bank Corp. 5.18% (SOFR+140 basis points), 7/8/2031[4,10]	404,575
	Macquarie Airfinance Holdings Ltd.
848,000	5.15%, 3/17/2030[3,4,7]	846,189
59,000	6.50%, 3/26/2031[3,4,7]	61,700
236,000	Massachusetts Mutual Life Insurance Co. 4.90%, 4/1/2077[2,3]	188,329
	MetLife, Inc.

12

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
1,219,000	9.25%, 4/8/2038[3,4]	$1,420,053
333,000	10.75%, 8/1/2039[4]	432,411
550,000	6.40%, 12/15/2066[4]	560,273
	Morgan Stanley
575,000	4.89% (SOFR+208 basis points), 7/20/2033[4,10]	571,019
1,415,000	6.63% (SOFR+205 basis points), 11/1/2034[4,10]	1,537,509
535,000	5.31% (USD 5 Year Tsy+117 basis points), 1/18/2041[4,8]	522,364
260,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.00%, 2/1/2030[3,4]	266,200
	Phillips Edison Grocery Center Operating Partnership I LP
490,000	5.25%, 8/15/2032[4]	495,838
80,000	5.75%, 7/15/2034[4]	82,718
281,000	Pine Street Trust III 6.22%, 5/15/2054[3,4]	285,262
	PNC Financial Services Group, Inc.
309,000	5.37% (SOFR+142 basis points), 7/21/2036[4,10]	312,400
289,000	5.42% (USD 5 Year Tsy+117 basis points), 1/25/2041[4,8]	284,445
379,000	5.00% (3-Month Term SOFR+356 basis points)[4,9,10,11]	378,168
212,000	Regency Centers LP 4.50%, 3/15/2033[4]	206,449
900,000	Royal Bank of Canada 7.50% (USD 5 Year Tsy+289 basis points), 5/2/2084[4,7,8]	939,056
572,000	Sabra Health Care LP 3.20%, 12/1/2031[4]	519,120
78,000	Santander Holdings USA, Inc. 6.50% (SOFR+236 basis points), 3/9/2029[4,10]	80,038
462,000	SBA Tower Trust 2.59%, 10/15/2031[3,4]	411,542
159,000	Simon Property Group LP 5.85%, 3/8/2053[4]	161,811
200,000	Sompo Holdings, Inc. 5.41% (USD 1 Year Tsy+213 basis points), 4/22/2037[3,4,7,8]	196,655
84,000	Starwood Property Trust, Inc. 5.88%, 8/15/2029[3,4]	84,251
278,000	State Street Corp. 6.70% (USD 5 Year Tsy+261 basis points)[4,8,9]	287,495
350,000	Toronto-Dominion Bank 7.25% (USD 5 Year Tsy+298 basis points), 7/31/2084[4,7,8]	363,181
	Truist Financial Corp.
96,000	7.16% (SOFR+245 basis points), 10/30/2029[4,10]	101,118
66,000	5.87% (SOFR+236 basis points), 6/8/2034[4,10]	68,741
1,232,000	6.67% (USD 5 Year Tsy+300 basis points)[4,8,9,11]	1,230,960
1,095,000	U.S. Bancorp 5.72% (USD 5 Year Tsy+125 basis points), 5/20/2041[4,8]	1,100,332
	UBS Group A.G.

13

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
250,000	3.09% (SOFR+173 basis points), 5/14/2032[3,4,7,10]	$229,600
200,000	5.70% (USD 1 Year Tsy+177 basis points), 2/8/2035[3,4,7,8]	205,610
325,000	5.58% (SOFR+176 basis points), 5/9/2036[3,4,7,10]	331,560
333,000	Vornado Realty LP 5.75%, 2/1/2033[4]	334,529
	Wells Fargo & Co.
535,000	6.49% (SOFR+206 basis points), 10/23/2034[4,10]	578,099
1,200,000	5.50% (SOFR+178 basis points), 1/23/2035[4,10]	1,224,703
1,000,000	4.75%, 12/7/2046	854,442
577,000	Western Alliance Bank 6.54% (USD 5 Year Tsy+285 basis points), 11/15/2035[4,8]	572,984
		53,416,511
	GOVERNMENTS — 3.9%
325,000	Argentine Republic Government International Bond 3.50%, 7/9/2041[4,6,7]	243,263
578,000	Brazilian Government International Bond 6.25%, 5/22/2036[7]	572,509
327,000	Colombia Government International Bond 5.63%, 2/19/2036[4]	371,291
290,000	Corp Andina de Fomento 6.75% (SOFR Swap 5 year+312 basis points)[3,4,7,8,9]	299,788
585,000	Eagle Funding Luxco Sarl 5.50%, 8/17/2030[3,4,7]	587,369
562,000	Indonesia Government International Bond 4.95%, 2/21/2036[4,7]	543,469
461,000	Israel Government International Bond 5.75%, 3/12/2054[7]	440,145
	Mexico Government International Bond
1,494,000	6.87%, 5/13/2037[4,7]	1,566,160
200,000	6.25%, 8/27/2037[4,7]	200,150
360,000	6.62%, 1/29/2038[4,7]	368,640
344,000	6.12%, 2/9/2038[4,7]	336,793
305,000	Panama Government International Bond 5.66%, 2/23/2038[4,7]	304,237
309,000	Peruvian Government International Bond 5.88%, 8/8/2054[4,7]	307,455
517,000	Republic of Poland Government International Bond 6.13%, 4/14/2056[4,7]	525,574
275,000	Republic of South Africa Government International Bond 7.25%, 12/11/2055[3,7]	274,364
730,000	Romanian Government International Bond 5.75%, 3/24/2035[3,7]	707,652
932,000	Saudi Government International Bond 5.88%, 1/12/2056[3,7]	907,160
		8,556,019

14

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE — 4.6%
1,239,000	Abbott Laboratories 5.60%, 3/15/2066[4]	$1,219,813
762,000	Adventist Health System/West 4.74%, 12/1/2030[4]	755,451
	Amgen, Inc.
61,000	5.25%, 3/2/2030[4]	62,181
146,000	5.65%, 3/2/2053[4]	142,558
311,000	Augusta SpinCo Corp. 4.94%, 3/23/2033[4]	309,439
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[3,4]	913,401
247,000	Bayer U.S. Finance LLC 6.50%, 11/21/2033[3,4]	265,744
864,000	Bristol-Myers Squibb Co. 5.55%, 2/22/2054[4]	846,970
	Cigna Group
595,000	4.90%, 12/15/2048[4]	525,953
184,000	6.00%, 1/15/2056[4]	188,243
187,000	CommonSpirit Health 5.58%, 9/1/2045[4]	182,037
322,000	CVS Health Corp. 6.00%, 6/1/2044[4]	326,310
625,000	Eli Lilly & Co. 5.50%, 2/12/2055[4]	623,791
194,000	Encompass Health Corp. 5.87%, 6/1/2034[3,4]	193,502
595,000	HCA, Inc. 6.20%, 3/1/2055[4]	607,891
206,000	Novartis Capital Corp. 4.70%, 9/18/2054[4]	182,223
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[4,7]	749,658
320,000	2.15%, 9/2/2031[4,7]	281,196
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[4,7]	293,935
	Takeda Pharmaceutical Co., Ltd.
651,000	5.30%, 7/5/2034[4,7]	659,423
545,000	3.18%, 7/9/2050[4,7]	364,314
	UnitedHealth Group, Inc.
397,000	3.05%, 5/15/2041[4]	300,261
253,000	5.95%, 6/15/2055[4]	261,640
		10,255,934
	INDUSTRIALS — 3.7%
119,000	AGCO Corp. 5.80%, 3/21/2034[4]	121,546

15

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[3,4]	$415,298
201,000	5.95%, 10/15/2033[3,4]	207,647
	Boeing Co.
556,000	5.80%, 5/1/2050[4]	551,402
193,000	6.86%, 5/1/2054[4]	217,753
1,040,000	CSX Corp. 4.90%, 3/15/2055[4]	932,157
	Fedex Freight Holding Co., Inc.
372,000	4.65%, 3/15/2031[3,4]	365,567
115,000	4.95%, 3/15/2033[3,4]	112,814
1,093,000	GE Vernova, Inc. 4.88%, 2/4/2036[4]	1,077,592
176,000	GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034[3,4]	172,139
538,000	Herc Holdings, Inc. 5.75%, 3/15/2031[3,4]	537,154
985,000	Honeywell Aerospace, Inc. 5.73%, 3/16/2056[3,4]	989,099
136,000	Norfolk Southern Corp. 5.55%, 3/15/2034[4]	141,034
414,000	Rolls-Royce PLC 5.75%, 10/15/2027[3,4,7]	419,205
367,000	Ryder System, Inc. 6.60%, 12/1/2033[4]	400,862
200,000	Siemens Funding B.V. 5.80%, 5/28/2055[3,4,7]	206,975
175,000	Terex Corp. 6.25%, 10/15/2032[3,4]	177,370
200,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[3,4]	200,018
52,000	TransDigm, Inc. 6.75%, 8/15/2028[3,4]	52,516
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[3,4,7]	144,913
200,000	Union Pacific Corp. 3.84%, 3/20/2060[4]	144,861
	United Parcel Service, Inc.
390,000	5.95%, 5/14/2055[4]	400,664
277,000	6.05%, 5/14/2065[4]	285,147
		8,273,733
	MATERIALS — 2.6%
200,000	Alcoa Nederland Holding B.V. 7.12%, 3/15/2031[3,4,7]	207,565

16

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
525,000	Anglo American Capital PLC 5.75%, 4/5/2034[3,4,7]	$542,261
553,000	Ball Corp. 6.00%, 6/15/2029[4]	561,920
200,000	Cemex S.A.B. de C.V. 7.20% (USD 5 Year Tsy+352 basis points)[3,4,7,8,9]	208,300
487,000	Corp Nacional del Cobre de Chile 6.33%, 1/13/2035[3,4,7]	510,498
200,000	First Quantum Minerals Ltd. 6.38%, 2/15/2036[3,4,7]	196,246
340,000	FMC Corp. 8.45% (USD 5 Year Tsy+437 basis points), 11/1/2055[4,8]	247,549
220,000	Glencore Funding LLC 5.89%, 4/4/2054[3,4]	219,502
161,000	LYB International Finance III LLC 5.13%, 1/15/2031[4]	160,822
276,000	Mosaic Co. 4.60%, 11/15/2030[4]	273,202
271,000	Olin Corp. 6.62%, 4/1/2033[3,4]	267,601
	Rio Tinto Finance USA PLC
617,000	5.75%, 3/14/2055[4,7]	626,310
214,000	5.88%, 3/14/2065[4,7]	218,502
200,000	Smurfit Kappa Treasury ULC 5.44%, 4/3/2034[4,7]	203,322
430,000	Smyrna Ready Mix Concrete LLC 8.87%, 11/15/2031[3,4]	453,364
400,000	Solvay Finance America LLC 5.85%, 6/4/2034[3,4]	409,119
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[4,7]	293,786
146,000	Vale Overseas Ltd. 6.40%, 6/28/2054[4,7]	148,993
		5,748,862
	TECHNOLOGY — 5.8%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[4]	1,011,553
1,030,000	3.19%, 11/15/2036[3,4]	864,531
272,000	5.70%, 1/15/2056[4]	270,867
	CoreWeave, Inc.
325,000	9.75%, 10/1/2031[3,4]	324,695
45,000	9.62%, 7/15/2032[3,4]	44,387
98,000	Dell International LLC / EMC Corp. 8.35%, 7/15/2046[4]	124,255
	Foundry JV Holdco LLC

17

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
200,000	5.90%, 1/25/2033[3,4]	$208,366
500,000	6.30%, 1/25/2039[3,4]	531,975
804,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034[4]	788,377
313,000	IBM International Capital Pte Ltd. 5.30%, 2/5/2054[4,7]	282,065
	Intel Corp.
724,000	5.15%, 2/21/2034[4]	724,589
234,000	5.70%, 2/10/2053[4]	221,327
120,000	6.12%, 5/15/2056[4]	120,346
209,000	Jabil, Inc. 4.75%, 2/1/2033[4]	204,244
151,000	Microsoft Corp. 2.68%, 6/1/2060[4]	83,706
2,205,000	NVIDIA Corp. 5.55%, 6/15/2046[4]	2,190,791
113,000	OAK-Eagle Acquireco, Inc. 7.25%, 7/1/2033[3,4]	118,002
	Oracle Corp.
500,000	3.85%, 7/15/2036[4]	415,775
458,000	3.60%, 4/1/2040[4]	334,653
780,000	4.00%, 7/15/2046[4]	528,305
440,000	5.38%, 9/27/2054[4]	346,169
500,000	5.95%, 9/26/2055[4]	426,529
687,000	6.70%, 2/4/2056[4]	648,799
575,000	Oracle Corporation 5.70%, 2/4/2036[4]	557,688
437,000	Salesforce, Inc. 6.55%, 3/15/2056[4]	439,011
	ServiceNow, Inc.
128,000	5.40%, 5/15/2036[4]	128,128
219,000	6.30%, 5/15/2056[4]	223,828
768,000	VMware, Inc. 2.20%, 8/15/2031[4]	676,930
		12,839,891
	UTILITIES — 8.8%
439,703	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[3,4,7]	415,880
265,000	Alliant Energy Corp. 5.75% (USD 5 Year Tsy+208 basis points), 4/1/2056[4,8]	262,033
484,000	American Electric Power Co., Inc. 6.05% (USD 5 Year Tsy+194 basis points), 3/15/2056[4,8]	481,217
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[4]	623,658

18

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
1,025,000	Baltimore Gas and Electric Co. 5.65%, 6/1/2054[4]	$1,010,742
700,000	Black Hills Corp. 6.15%, 5/15/2034[4]	736,228
403,000	CenterPoint Energy, Inc. 6.70% (USD 5 Year Tsy+259 basis points), 5/15/2055[4,8]	414,687
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[4,8]	212,487
	Constellation Energy Generation LLC
1,000,000	6.13%, 1/15/2034[4]	1,063,187
493,000	5.75%, 3/15/2054[4]	487,710
122,000	5.88%, 1/15/2066[4]	119,761
392,000	Dominion Energy, Inc. 6.15% (USD 5 Year Tsy+187 basis points), 12/15/2056[4,8]	393,180
635,000	DTE Energy Co. 6.20% (USD 5 Year Tsy+181 basis points), 7/1/2058[4,8]	640,391
	Duke Energy Corp.
1,000,000	5.45%, 6/15/2034[4]	1,022,693
800,000	5.00%, 8/15/2052[4]	699,022
870,000	Duke Energy Indiana LLC 5.40%, 4/1/2053[4]	820,332
200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[3,4,7,8,9]	232,255
300,000	Enel Finance International N.V. 7.50%, 10/14/2032[3,4,7]	336,439
433,000	Entergy Corp. 7.12% (USD 5 Year Tsy+267 basis points), 12/1/2054[4,8]	447,364
	Eversource Energy
97,000	5.50%, 1/1/2034[4]	98,834
125,000	6.35% (USD 5 Year Tsy+232 basis points), 8/15/2056[4,8]	125,095
212,000	Exelon Corp. 6.50% (USD 5 Year Tsy+197 basis points), 3/15/2055[4,8]	217,594
658,000	Hawaiian Electric Co., Inc. 6.00%, 10/1/2033[3,4]	652,271
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[4]	298,094
553,000	NextEra Energy Capital Holdings, Inc. 6.62% (USD 5 Year Tsy+169 basis points), 10/1/2066[4,8]	561,561
	NiSource, Inc.
218,000	3.60%, 5/1/2030[4]	209,375
112,000	5.40%, 6/30/2033[4]	115,025
363,000	NRG Energy, Inc. 6.00%, 1/15/2036[3,4]	361,573
	Pacific Gas and Electric Co.
601,000	5.05%, 10/15/2032[4]	597,817
481,000	3.50%, 8/1/2050[4]	322,511

19

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
375,000	6.00%, 5/1/2056[4]	$359,642
264,000	PacifiCorp 7.12% (USD 5 Year Tsy+329 basis points), 8/15/2056[4,8]	262,224
294,000	PG&E Corp. 6.85% (USD 5 Year Tsy+322 basis points), 9/15/2056[4,8]	292,959
187,000	Pinnacle West Capital Corp. 5.15%, 5/15/2030[4]	189,589
253,000	PPL Capital Funding, Inc. 5.25%, 9/1/2034[4]	254,424
111,000	Public Service Enterprise Group, Inc. 6.12%, 10/15/2033[4]	117,617
	Puget Energy, Inc.
239,000	2.38%, 6/15/2028[4]	228,312
373,000	7.25% (USD 5 Year Tsy+285 basis points), 9/15/2056[3,4,8]	379,768
532,000	Sierra Pacific Power Co. 6.37% (USD 5 Year Tsy+264 basis points), 9/15/2056[4,8]	530,618
	Southern California Edison Co.
139,000	5.25%, 3/15/2030[4]	140,618
249,000	6.20%, 9/15/2055[4]	248,476
	Southern Co. Gas Capital Corp.
926,000	5.88%, 3/15/2041[4]	953,853
121,000	3.95%, 10/1/2046[4]	95,169
822,000	4.40%, 5/30/2047[4]	687,586
	Vistra Operations Co. LLC
221,000	4.60%, 10/15/2030[3,4]	217,532
201,000	5.35%, 1/31/2036[3,4]	197,081
345,000	WEC Energy Group, Inc. 5.63% (USD 5 Year Tsy+191 basis points), 5/15/2056[4,8]	342,899
157,000	Xcel Energy, Inc. 5.60%, 4/15/2035[4]	160,192
		19,637,575
	TOTAL CORPORATE BONDS
	(Cost $188,645,791)	184,347,974

	MUNICIPAL BONDS — 0.5%
250,000	City of New York NY 6.38%, 2/1/2055[4]	261,501
560,000	City of San Antonio TX Electric & Gas Systems Revenue 5.57%, 2/1/2050[4]	557,023
294,000	University of Michigan 3.60%, 4/1/2047	244,122
	TOTAL MUNICIPAL BONDS
	(Cost $1,104,000)	1,062,646

20

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

Principal Amount[1]		Value
	U.S. GOVERNMENT AND AGENCIES — 1.5%
2,276,700	United States Treasury Bond 4.62%, 2/15/2046	$2,193,814
1,120,000	United States Treasury Note 3.88%, 3/31/2031	1,104,906
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $3,282,829)	3,298,720

Number of Shares
	SHORT-TERM INVESTMENTS — 1.5%
3,342,575	Goldman Sachs Financial Square Government Fund - Institutional Class 3.47%[12]	3,342,575
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,342,575)	3,342,575
	TOTAL INVESTMENTS — 99.4%
	(Cost $225,489,922)	220,826,816
	Other Assets in Excess of Liabilities — 0.6%	1,305,800
	TOTAL NET ASSETS — 100.0%	$222,132,616

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

BDC – Business Development Company

ULC – Unlimited Liability Corporation

[1]	Local currency.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $83,673,075, which represents 37.7% of total net assets of the Fund.
[4]	Callable.
[5]	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
[6]	Step rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at June 30, 2026. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	Perpetual security. Date shown is next call date.
[10]	Fixed to float security. Fixed rate indicated is the rate effective at June 30, 2026. Security may convert at a future date to a floating rate or referenced rate and spread.
[11]	Interest-only security.
[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

21

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (Moody's/ S&P)	Pay/(b) Receive Fixed Rate	Fixed/Rate Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs International
Markit iTraxx Europe Crossover Series 45 Version 1 Index		Receive	5%/Quarterly	6/20/31	€2,460,000	$(181,306)	$(130,349)	$(311,655)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(181,306)	$(130,349)	$(311,655)

€	Euro

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s and Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at June 30, 2026.
(b)	If AAM/Insight Select Income Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If AAM/Insight Select Income Fund is receiving a fixed rate, AAM/Insight Select Income Fund acts as guarantor of the variable instrument.

The Fund has recorded a liability of $2,998 as of June 30, 2026, related to the current day's variation margin related to these contracts.

See accompanying Notes to Financial Statements.

22

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At June 30, 2026	Unrealized Appreciation (Depreciation)
Euro	Citigroup	EUR per USD	7/8/2026	58,000	(66,643)	(66,294)	349
Euro	JP Morgan	EUR per USD	7/8/2026	1,082,000	(1,261,499)	(1,236,718)	24,781
					(1,328,142)	(1,303,012)	25,130

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,328,142)	$(1,303,012)	$25,130

EUR – Euro

See accompanying Notes to Financial Statements.

23

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
124	2-Year U.S. Treasury Note	September 2026	$25,560,469	$(16,412)
127	5-Year U.S. Treasury Note	September 2026	13,594,953	14,230
(26)	10-Year U.S. Treasury Note	September 2026	(2,857,156)	(12,813)
(11)	Euro Bund	September 2026	(1,601,466)	(13,738)
77	U.S. Treasury Long Bond	September 2026	8,739,500	212,797
(56)	Ultra 10-Year U.S. Treasury Note	September 2026	(6,298,250)	(56,833)
(20)	Ultra Long-Term U.S. Treasury Bond	September 2026	(2,323,125)	(29,098)

TOTAL FUTURES CONTRACTS			$34,814,925	$98,133

The Fund has recorded a liability of $38,528 as of June 30, 2026, related to the current day's variation margin related to these contracts.

See accompanying Notes to Financial Statements.

24

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2026

Assets:
Investments, at value (cost $225,489,922)	$220,826,816
Foreign currency, at value (cost $85,497)	82,588
Cash deposited with broker for futures contracts	468,516
Cash deposited with broker for swap contracts	117,300
Receivables:
Investment securities sold	780,302
Fund shares sold	201,080
Unrealized appreciation on forward foreign currency exchange contracts	25,130
Dividends and interest	2,872,569
Prepaid expenses	35,689
Total assets	225,409,990

Liabilities:
Payables:
Investment securities purchased	2,903,324
Fund shares redeemed	78,751
Variation margin on futures contracts	38,528
Variation margin on open swap contracts	2,998
Advisory fees	46,908
Shareholder servicing fees (Note 7)	52,730
Distribution fees - Class A & C (Note 8)	3,139
Fund accounting and administration fees	57,725
Transfer agent fees and expenses	16,533
Custody fees	7,021
Trustees' deferred compensation (Note 3)	31,201
Auditing fees	22,510
Chief Compliance Officer fees	4,073
Trustees' fees and expenses	1,338
Accrued other expenses	10,595
Total liabilities	3,277,374
Commitments and contingencies (Note 3)
Net Assets	$222,132,616

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$243,261,997
Total distributable earnings (accumulated deficit)	(21,129,381)
Net Assets	$222,132,616

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$6,495,689
Number of shares issued and outstanding	703,578
Net asset value per share[1]	$9.23
Maximum sales charge (3.00% of offering price)[2]	0.29
Maximum offering price to public	$9.52

Class C Shares:
Net assets applicable to shares outstanding	$2,160,915
Number of shares issued and outstanding	234,017
Net asset value per share[3]	$9.23

Class I Shares:
Net assets applicable to shares outstanding	$213,476,012
Number of shares issued and outstanding	23,115,987
Net asset value per share	$9.23

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.

See accompanying Notes to Financial Statements.

25

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of June 30, 2026

[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

26

AAM/Insight Select Income Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2026

Investment income:
Interest (net of foreign withholding taxes of $17,812)	$11,531,074
Total investment income	11,531,074

Expenses:
Advisory fees	817,551
Shareholder servicing fees - Class A (Note 7)	7,232
Shareholder servicing fees - Class C (Note 7)	2,155
Shareholder servicing fees - Class I (Note 7)	193,385
Distribution fees - Class A (Note 8)	18,161
Distribution fees - Class C (Note 8)	22,357
Fund accounting and administration fees	290,172
Transfer agent fees and expenses	61,354
Custody fees	38,674
Registration fees	61,484
Shareholder reporting fees	31,634
Legal fees	30,035
Chief Compliance Officer fees	24,807
Auditing fees	22,550
Trustees' fees and expenses	19,499
Insurance fees	7,948
Miscellaneous	5,644
Interest expense	1,076
Total expenses	1,655,718
Advisory fees recovered (waived)	(335,626)
Net expenses	1,320,092
Net investment income (loss)	10,210,982

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(525,221)
Forward contracts	5,491
Futures contracts	11,605
Swap contracts	(91,962)
Foreign currency transactions	(10,659)
Total net realized gain (loss) on:	(610,746)
Net change in unrealized appreciation (depreciation) on:
Investments	171,438
Forward contracts	68,842
Futures contracts	(673,848)
Swap contracts	(100,976)
Foreign currency translations	(4,234)
Net change in unrealized appreciation (depreciation)	(538,778)
Net realized and unrealized gain (loss)	(1,149,524)

Net Increase (Decrease) in Net Assets from Operations	$9,061,458

See accompanying Notes to Financial Statements.

27

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$10,210,982	$8,903,469
Net realized gain (loss) on investments, forward contracts, futures contracts, swap contracts, and foreign currency transactions	(610,746)	(2,095,682)
Net change in unrealized appreciation (depreciation) on investments, forward contracts, futures contracts, swap contracts, and foreign currency transactions	(538,778)	4,811,604
Net increase (decrease) in net assets resulting from operations	9,061,458	11,619,391

Distributions to Shareholders:
Distributions:
Class A	(329,224)	(423,547)
Class C	(84,295)	(99,797)
Class I	(9,681,795)	(8,204,423)
Class Y1	-	(30)
Total distributions to shareholders	(10,095,314)	(8,727,797)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,768,431	3,436,836
Class C	518,255	543,540
Class I	51,101,293	116,003,720
Reinvestment of distributions:
Class A	307,456	400,749
Class C	84,149	97,894
Class I	9,660,754	8,148,906
Class Y1	-	30
Cost of shares redeemed:
Class A2	(4,124,326)	(4,339,474)
Class C	(724,290)	(899,384)
Class I3	(42,537,918)	(76,245,261)
Class Y1	-	(710)
Net increase (decrease) in net assets from capital transactions	16,053,804	47,146,846
Total increase (decrease) in net assets	15,019,948	50,038,440

Net Assets:
Beginning of period	207,112,668	157,074,228
End of period	$222,132,616	$207,112,668

Capital Share Transactions:
Shares sold:
Class A	190,030	373,870
Class C	54,920	58,004
Class I	5,493,182	12,572,336
Shares reinvested:
Class A	33,146	43,716
Class C	9,063	10,666
Class I	1,041,642	888,796
Class Y1	-	4
Shares redeemed:
Class A	(443,998)	(474,241)
Class C	(77,857)	(98,520)

See accompanying Notes to Financial Statements.

28

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
Class I	(4,573,626)	(8,322,182)
Class Y1	-	(78)
Net increase (decrease) in capital share transactions	1,726,502	5,052,371

[1]	Class Y shares were liquidated on April 30, 2025.
[2]	Net of redemption fee proceeds of $31 and $356, respectively.
[3]	Net of redemption fee proceeds of $5 and $1,921, respectively.

See accompanying Notes to Financial Statements.

29

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.27	$9.09	$8.94	$9.09	$11.07
Income from Investment Operations:
Net investment income (loss) [1]	0.42	0.41	0.39	0.36	0.29
Net realized and unrealized gain (loss)	(0.04)	0.18	0.15	(0.17)	(1.94)
Total from investment operations	0.38	0.59	0.54	0.19	(1.65)

Less Distributions:
From net investment income	(0.42)	(0.41)	(0.39)	(0.34)	(0.30)
From net realized gain	-	-	-	-	(0.03)
Total distributions	(0.42)	(0.41)	(0.39)	(0.34)	(0.33)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.23	$9.27	$9.09	$8.94	$9.09

Total return[3]	4.13%	6.61%	6.20%	2.12%	(15.28)%

Ratios and Supplemental Data:
Net assets, end of period	$6,495,689	$8,572,362	$8,916,975	$8,367,657	$8,969,207

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.01%[4]	1.06%[4]	1.00%	1.00%	0.92%
After fees waived and expenses absorbed/recovered	0.85%[4]	0.84%[4]	0.81%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.35%	4.26%	4.21%	3.79%	2.60%
After fees waived and expenses absorbed/recovered	4.51%	4.48%	4.40%	4.00%	2.74%

Portfolio turnover rate	46%	56%	51%	40%	59%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% that will be imposed to the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the years ended June 30, 2026 and June 30, 2025.

See accompanying Notes to Financial Statements.

30

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.28	$9.09	$8.94	$9.09	$11.06
Income from Investment Operations:
Net investment income (loss) [1]	0.35	0.35	0.33	0.29	0.21
Net realized and unrealized gain (loss)	(0.05)	0.18	0.14	(0.17)	(1.95)
Total from investment operations	0.30	0.53	0.47	0.12	(1.74)

Less Distributions:
From net investment income	(0.35)	(0.34)	(0.32)	(0.27)	(0.20)
From net realized gain	-	-	-	-	(0.03)
Total distributions	(0.35)	(0.34)	(0.32)	(0.27)	(0.23)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]

Net asset value, end of period	$9.23	$9.28	$9.09	$8.94	$9.09

Total return[3]	3.25%	5.94%	5.41%	1.32%	(15.97)%

Ratios and Supplemental Data:
Net assets, end of period	$2,160,915	$2,299,556	$2,524,640	$2,550,145	$3,234,680

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.76%[4]	1.79%[4]	1.75%	1.77%	1.70%
After fees waived and expenses absorbed/recovered	1.60%[4]	1.57%[4]	1.56%	1.56%	1.56%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.60%	3.53%	3.47%	3.02%	1.82%
After fees waived and expenses absorbed/recovered	3.76%	3.75%	3.66%	3.23%	1.96%

Portfolio turnover rate	46%	56%	51%	40%	59%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the years ended June 30, 2026 and June 30, 2025.

See accompanying Notes to Financial Statements.

31

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of period	$9.28	$9.09	$8.95	$9.10	$11.09
Income from Investment Operations:
Net investment income (loss) [1]	0.44	0.43	0.42	0.38	0.31
Net realized and unrealized gain (loss)	(0.05)	0.19	0.13	(0.17)	(1.95)
Total from investment operations	0.39	0.62	0.55	0.21	(1.64)

Less Distributions:
From net investment income	(0.44)	(0.43)	(0.41)	(0.36)	(0.32)
From net realized gain	-	-	-	-	(0.03)
Total distributions	(0.44)	(0.43)	(0.41)	(0.36)	(0.35)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.23	$9.28	$9.09	$8.95	$9.10

Total return[3]	4.29%	7.00%	6.36%	2.35%	(15.14)%

Ratios and Supplemental Data:
Net assets, end of period	$213,476,012	$196,240,750	$145,631,936	$99,164,178	$123,385,419

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.75%[4]	0.81%[4]	0.73%	0.77%	0.71%
After fees waived and expenses absorbed/recovered	0.59%[4]	0.59%[4]	0.54%	0.56%	0.57%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.60%	4.51%	4.49%	4.02%	2.81%
After fees waived and expenses absorbed/recovered	4.76%	4.73%	4.68%	4.23%	2.95%

Portfolio turnover rate	46%	56%	51%	40%	59%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If interest expense had been excluded, the expense ratios would have remained unchanged for the years ended June 30, 2026 and June 30, 2025.

See accompanying Notes to Financial Statements.

32

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

Note 1 – Organization

AAM/Insight Select Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers three classes of shares: Class A, Class C, and Class I. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

33

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026

(b) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. Depending upon the agreement with the broker, the Fund may or may not settle variation margin daily. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and is subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(d) Swap Agreements

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

34

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

(e) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(f) Preferred Stock Risk

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

35

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026

(g) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(h) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

36

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Insight North America LLC (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60% and 0.60% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2035, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended June 30, 2026, the Advisor waived its fees totaling $335,626 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2026, the amount of these potentially recoverable expenses was $1,014,395. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2027	$256,904
2028	421,865
2029	335,626
Total	$1,014,395

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended June 30, 2026, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended June 30, 2026, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

37

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended June 30, 2026, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2026, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$225,493,705

Gross unrealized appreciation	2,274,360
Gross unrealized depreciation	(6,941,249)

Net unrealized appreciation (depreciation)	$(4,666,889)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2026, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Increase (Decrease)
Paid in Capital	Total Distributable Earnings (Accumulated Deficit)
$337	$(337)

38

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$752,686
Undistributed long-term capital gains	-
Tax accumulated earnings	752,686

Accumulated capital and other losses	(17,050,581)
Unrealized appreciation (depreciation) on investments	(4,666,889)
Unrealized appreciation (depreciation) on swap contracts	(130,349)
Unrealized appreciation (depreciation) deferred compensation	(31,201)
Gross unrealized appreciation on foreign currency transactions	(3,047)
Total accumulated earnings (deficit)	$(21,129,381)

The tax character of the distributions paid during the fiscal years ended June 30, 2026, and June 30, 2025 were as follows:

	2026	2025
Distributions paid from:
Ordinary income	$10,095,314	$8,727,797
Net long-term capital gains	-	-
Total distributions paid	$10,095,314	$8,727,797

At June 30, 2026, the Fund had an accumulated capital loss carry forward as follows:

Not Subject to Expiration:
Short-term	$2,316,020
Long-term	14,734,561
Total	$17,050,581

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended June 30, 2026 and the year ended June 30, 2025, the Fund received $36 and $2,277, respectively, in redemption fees.

Note 6 – Investment Transactions

For the year ended June 30, 2026, purchases and sales of investments, excluding short-term investments, forward contracts and futures contracts, were $113,960,878 and $96,962,523, respectively.

39

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the year ended June 30, 2026, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the year ended June 30, 2026, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
40

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$25,565,794	$-	$25,565,794
Commercial Mortgage-Backed Securities	-	3,209,107	-	3,209,107
Corporate Bonds[1]	-	184,347,974	-	184,347,974
Municipal Bonds	-	1,062,646	-	1,062,646
U.S. Government and Agencies	-	3,298,720	-	3,298,720
Short-Term Investments	3,342,575	-	-	3,342,575
Total Investments	3,342,575	217,484,241	-	220,826,816
Other Financial Instruments**
Forward Contracts	-	25,130	-	25,130
Futures Contracts	227,027	-	-	227,027
Total Assets	$3,569,602	$217,509,371	$-	$221,078,973

Liabilities
Other Financial Instruments**
Credit Default Swap Contracts	$-	$130,349	$-	$130,349
Futures Contracts	128,894	-	-	128,894
Total Liabilities	$128,894	$130,349	$-	$259,243

[1]	For a detailed break-out of corporate bonds by major sector classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts, forward contracts and futures contracts. Swap contracts, forwards contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. The Statement of Assets and Liabilities reports the current day’s variation margin.
41

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts, forward contracts and credit default swap contracts during the year ended June 30, 2026.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of June 30, 2026, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Credit Default Swap Contracts	Variation margin on open swap contracts*	$-	$2,998
Foreign Exchange Contract	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	25,130	-
Interest Rate Contracts	Variation margin on futures contracts*	-	38,528

*	Cumulative appreciation/depreciation on futures and swap contracts is presented in the Schedule of Investments

The effects of derivative instruments on the Statement of Operations for the year ended June 30, 2026, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Credit Default Swap Contracts	Swap Contracts	$(91,962)
Foreign Exchange Contracts	Forward Contracts	5,491
Interest Rate Contracts	Futures Contracts	11,605

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Credit Default Swap Contracts	Swap Contracts	$(100,976)
Foreign Exchange Contracts	Forward Contracts	68,842
Interest Rate Contracts	Futures Contracts	(673,848)

42

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2026

The quarterly average volumes of derivative instruments as of June 30, 2026, are as follows:

Derivatives not designated as hedging instruments			Total
Swap Contracts	Credit Default Swap Contracts	Notional Amount	$3,279,000
Foreign Exchange Contracts	Short Forward Contracts	Notional Amount	(1,289,853)
Interest Rate Contracts	Long Futures Contracts	Notional Amount	43,066,427
Interest Rate Contracts	Short Futures Contracts	Notional Amount	(12,083,758)

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 - Recently Issued Accounting Pronouncements

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the AAM/Insight Select Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the AAM/Insight Select Income Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 28, 2026

44

AAM/Insight Select Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain

The Fund designates $0.00 as long term capital gain distribution.

45

AAM/HIMCO Short Duration Fund

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreements

At an in-person meeting held on March 18, 2026, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Hartford Investment Management Company (the “Sub-Advisor”), with respect to the AAM/HIMCO Short Duration Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Aggregate Bond Total Return Index (the “U.S. Aggregate Bond Index”), the Bloomberg U.S. Government/Credit 1-3 Year Total Return Index (the “U.S. Government/Credit Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Ultrashort Bond category (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended December 31, 2025; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

AAM/HIMCO Short Duration Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the ten-year period was above the Peer Group and Fund Universe median returns, the U.S. Government/Credit Index return, and the U.S. Aggregate Bond Index return. The Fund’s annualized total return for the three-year period was above the Fund Universe median return, the U.S. Government/Credit Index return, and the U.S. Aggregate Bond Index return, and was the same as the Peer Group median return. The Fund’s total return for the one-year period was above the U.S. Government/Credit Index return and the Peer Group and Fund Universe median returns, but below the U.S. Aggregate Bond Index return by 1.61%. For the five-year period, the Fund’s annualized total return was above the U.S. Government/Credit Index and U.S. Aggregate Bond Index returns, but below the Fund Universe and Peer Group median returns by 0.02% and 0.17%, respectively. The Trustees considered the Advisor’s assertion that during periods when short-term interest rates increase, the Fund is generally expected to underperform relative to the funds in the Peer Group and Fund Universe, due to its longer duration. The Trustees also considered the Advisor’s belief that given the Fund’s longer duration, it should be included in the Short-Term Bond category rather than the Fund Universe, which has a duration ceiling of one year.

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.12% and 0.13%, respectively. The Trustees considered the Advisor’s belief that the Fund utilizes more sophisticated asset classes than some of the funds in the Peer Group and Fund Universe, and that the Fund’s value-added investment process is evidenced by the Fund’s strong performance relative to its benchmark. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was the same as the advisory fee paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.24% and 0.25%, respectively. The Trustees observed, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

AAM/HIMCO Short Duration Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended December 31, 2025, noting that the Advisor had waived a portion of its advisory fee for the Fund, and that the Advisor did not realize a profit with respect to the Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Hartford Investment Management Company

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund and noted that for as long as the Advisor has agreed to waive investment advisory fees payable to it by the Fund and/or absorb expenses pursuant to an operating expense limitation agreement, the Sub-Advisor has agreed to contribute to such waiver and/or reimbursement. The Trustees also noted that the sub-advisory fee charged by the Sub-Advisor with respect to the Fund (at its current asset level) was lower than the Sub-Advisor’s standard fee schedule for institutional client accounts managed using its short duration strategy up to the $75 million asset level, but higher than its standard fee schedule above that level. The Board noted, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Sub-Advisor’s institutional clients. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

AAM/HIMCO Short Duration Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

AAM/Insight Select Income Fund

Form N-CSR Items 8 - 11 (Unaudited)

Board Consideration of Investment Advisory Agreements

At an in-person meeting held on March 18, 2026, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Insight North America LLC (the “Sub-Advisor”), with respect to the AAM/Insight Select Income Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving the renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Credit Total Return Index (the “U.S. Credit Index”), the Bloomberg U.S. Aggregate Bond Total Return Index (the “U.S. Aggregate Bond Index”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Corporate Bond category (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended December 31, 2025; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

AAM/Insight Select Income Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total returns for the three-, five-, and ten-year periods were above the Peer Group and Fund Universe median returns, the U.S. Aggregate Bond Index returns, and the U.S. Credit Index returns. For the one-year period, the Fund’s total return was above the Fund Universe median return and U.S. Aggregate Bond Index return, but below the Peer Group median return and the U.S. Credit Index return by 0.04% and 0.12%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group for the three-, five-, and ten-year periods.

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Fund Universe median and the same as the Peer Group median. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was the same as the advisory fee paid by the other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.04% and 0.08%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that the Fund’s total expenses were not in the highest quartile of those funds in the Peer Group or Fund Universe.

AAM/Insight Select Income Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended December 31, 2025, noting that the Advisor had waived a significant portion of its advisory fee for the Fund, and that the Advisor did not realize a profit with respect to the Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Insight North America LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund, and noted that it was lower than the advisory fee that the Sub-Advisor charges to manage a separate account, and lower than the sub-advisory fee that the Sub-Advisor charges to sub-advise an open-end fund, each of which have the same or similar strategies as the Fund. The Board observed that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

AAM/Insight Select Income Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/4/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/4/2026